      As filed with the Securities and Exchange Commission on December 15, 1999
                                                     1933 Act File No. 33-97572
                                                     1940 Act File No. 811-9100


                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [x]


     Pre-Effective Amendment No.                                            [  ]
                                 ---


     Post-Effective Amendment No. 14                                         [x]
                                 ---

                                        and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [x]


     Amendment No. 15                                                       [x]
                  ---

                         (Check appropriate box or boxes.)


                        DRESDNER RCM GLOBAL FUNDS, INC.
     --------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)



           FOUR EMBARCADERO CENTER SAN FRANCISCO, CALIFORNIA  94111
     --------------------------------------------------------------------------
            (Address of Principal Executive Offices)     (Zip Code)

                                (415) 954-5400
     --------------------------------------------------------------------------

             (Registrant's Telephone Number, including Area Code)


                              Anthony Ain, President
                          DRESDNER RCM GLOBAL FUNDS, INC.
                              Four Embarcadero Center
                          San Francisco, California  94111
                                   (800) 726-7240
                      (Name and Address of Agent for Service)


            Shares of Capital Stock Offered: Par Value $.0001 per share

                                     Copies to:


              Robert J. Goldstein                     Michael Glazer
           Associate General Counsel            Paul, Hastings, Janofsky &
         Dresdner RCM Global Investors LLC             Walker LLP
            Four Embarcadero Center              555 South Flower Street
           San Francisco, California 94111   Los Angeles, California  90071

     It is proposed that this filing will become effective:
     [x ]     Immediately upon filing pursuant to paragraph (b)
     [  ]     On                   pursuant to paragraph (b)
                -------------------
     [  ]     60 days after filing pursuant to paragraph (a)(1)
     [  ]     On                   pursuant to paragraph (a)(1)
                -------------------

     [  ]     75 days after filing pursuant to paragraph (a)(2)
     [  ]     On                   pursuant to paragraph (a)(2) of rule 485
                -------------------

                          DRESDNER RCM GLOBAL FUNDS, INC.
                             DRESDNER RCM BALANCED FUND
                                CROSS REFERENCE SHEET
                 BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
                 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION


ITEM NUMBER OF PART A OF FORM N-1A         INFORMATION REQUIRED IN A PROSPECTUS
1.  Front and Back Cover Pages             Front and Back Cover Pages

2.  Risk/Return Summary: Investments,      Risk/Return Summary
    Risks, and Performance

3.  Risk/Return Summary: Fee Table         Fees and Expenses

4.  Investment Objectives, Principal       Investment Objectives and Policies;
    Investment Strategies, and             Other Investment Practices;
    Related Risks                          Investment Risks

5.  Management's Discussion of Fund        *
    Performance

6.  Management, Organization, and          Organization and Management
    Capital Structure

7.  Shareholder Information                Stockholder Information

8.  Distribution Arrangements              Organization and Management: The
                                           Distributor

9.   Financial Highlights Information      *

*NOT APPLICABLE.

                          DRESDNER RCM GLOBAL FUNDS, INC.
                             DRESDNER RCM BALANCED FUND
                               CROSS REFERENCE SHEET
                 BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
                 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                    (CONTINUED)

ITEM NUMBER OF PART B OF FORM N-1A         CAPTIONS IN PROSPECTUS AND STATEMENT
                                           OF ADDITIONAL INFORMATION
10.  Cover Page and Table of Contents      Cover Page and Table of Contents

11.  Fund History                          General Information

12.  Description of the Fund and Its       Investment Objectives and Policies;
     Investments and Risks                 Risk Considerations; Investment
                                           Restrictions

13.  Management of the Fund                The Investment Manager

14.  Control Persons and Principal         Directors and Officers; Description
     Holders of Securities                 of Capital Shares

15.  Investment Advisory and Other         The Investment Manager; The
     Services                              Distributor; Additional Information

16.  Brokerage Allocation and Other        Execution of Portfolio Transactions
     Practices

17.  Capital Stock and Other Securities    Description of Capital Shares

18.  Purchase, Redemption and Pricing      Purchase and Redemption of Shares
     of Shares

19.  Taxation of the Fund                  Dividends, Distributions and Tax
                                           Status

20.  Underwriters                          The Distributor

21.  Calculation of Performance Data       Investment Results

22.  Financial Statements                  Financial Statements

*NOT APPLICABLE.

                          DRESDNER RCM GLOBAL FUNDS, INC.


     _________________________________________________________________________

                             Dresdner RCM Balanced Fund

     _________________________________________________________________________

                                 December 15, 1999

          This prospectus contains essential information for anyone considering an investment in the Dresdner RCM Balanced Fund. Please read this document carefully and retain it for future reference.

          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state or suggest otherwise.

                                  TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                       RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------
 This section summarizes the Fund's       3   Risk/Return Summary
 investments, risks, past                 4   Fees and Expenses
 performance, and fees.


                                       INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------
 This section provides details about      5   Investment Objectives and Policies
 the Fund's investment objectives,        7   Other Investment Practices
 policies and risks.                      8   Changing the Fund's Investment
                                              Objectives and Policies
                                          9   Investment Risks


                                       ORGANIZATION AND MANAGEMENT
--------------------------------------------------------------------------------
 This section provides details about     12   The Fund and the Investment
 the people and organizations who             Manager
 oversee the Fund.                       12   The Portfolio Managers
                                         13   Management Fees and other Expenses
                                         13   The Distributor

                                       STOCKHOLDER INFORMATION
--------------------------------------------------------------------------------
 This section tells you how to buy,      14   Buying Shares
 sell and exchange shares, how we        16   Selling Shares
 value shares, and how we pay            16   Other Stockholder Services and
 dividends and distributions.                 Account Policies
                                         18   Dividends, Distributions and Taxes

DRESDNER RCM BALANCED FUND

 RISK/RETURN SUMMARY

                               The Fund's goal is to seek long term capital
 Goal: appreciation and current income by investing in a diversified portfolio of equity and fixed income securities.

                               Under normal market conditions, the Fund will
 Principal Investment          invest at least 75% of its total assets in
  Strategies:                  equity securities and at least 25% of its
                               total assets in investment grade fixed income securities. Up to 30% of the Fund's total assets may be invested in securities of foreign issuers.

                               The Fund will allocate its assets among various types of equity and fixed-income securities. The allocation of the Fund's assets will fluctuate according to factors affecting the relative attractiveness of such equity and fixed income securities. These factors include, among others: general market and economic conditions and trends, interest and inflation rates, fiscal and monetary developments, long-term corporate earnings growth, and expected total return and risk of each asset class.

                               The Fund focuses its equity securities on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. Foreign stocks are chosen using a similar process, while also considering country allocation and currency exposure. The Fund's equity securities may be of any capitalization. However, the Fund will generally not invest in securities with market capitalizations below $1 billion.


                               The Fund uses fundamental and original research to select fixed income securities and manage the mix between U.S. and foreign bonds. The Fund's debt securities may be of any maturity. A bond's maturity and duration, among other factors, are important components to the Fund's fixed income investment process.

                               Because the Fund's investments will fluctuate
 Principal Investment Risks:   with market conditions, so will the value of
                               your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                               The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock and bond market and economic conditions. The yields and values of its fixed income securities also fluctuate with changes in interest rates; if rates rise, the values of fixed income securities may fall.

                               The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Stock prices of smaller and newer companies often fluctuate more than those of larger more established companies. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     FEES AND EXPENSES

     This section would normally show how the Fund has performed over time. Because this Fund was new when this prospectus was printed, its performance is not included.

     As an investor in the Fund, you will pay the following fees and expenses.

                               FEES AND EXPENSES

 SHAREHOLDER FEES                                                          Class of Shares
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                     Class I

 Maximum sales charge (load) imposed on purchases                                None

 Maximum sales charge (load) imposed on reinvested dividends                     None

 Maximum deferred sales charge                                                   None

 Redemption or exchange fees                                                     None

 ANNUAL FUND OPERATING EXPENSES (FEES PAID FROM FUND ASSETS)

 MANAGEMENT FEES                                                                 0.65%
-------------------------------------------------------------------------------------------
 RULE 12B-1 FEE                                                                  NONE
-------------------------------------------------------------------------------------------
 OTHER EXPENSES                                                                  0.25%
-------------------------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES (1)                                        0.90%
-------------------------------------------------------------------------------------------

(1) The Investment Manager has contractually agreed until at least December 31, 2000, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 0.90% for Class I. The Fund may reimburse the Investment Manager in the future.

Example

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     -    $10,000 investment in the Fund
     -    5% annual return
     -    redemption at the end of each period
     -    no changes in the Fund's operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1           3
                          Year        Years
    Class I            $   92      $   287

INVESTMENT OBJECTIVES, POLICIES AND RISKS

INVESTMENT OBJECTIVES AND POLICIES

     HOW DOES THE FUND SELECT EQUITY INVESTMENTS?

     While the Fund emphasizes investments in growth companies, the Fund also may invest in other companies that are not traditionally considered to be growth companies, such as cyclical and semi-cyclical companies in developing economies, if the Investment Manager believes that such companies have above-average growth potential.

     When the Investment Manager analyzes a specific company it evaluates the fundamental value of each enterprise as well as its prospects for growth. In most cases, these companies have one or more of the following characteristics:

     -    Superior management
     -    Strong balance sheets
     -    Differentiated or superior products or services
     - Substantial capacity for growth in revenue through either an expanding market or expanding market share
     -    Strong commitment to research and development
     -    A steady stream of new products or services.

     When evaluating foreign companies, the Investment Manager may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook, and interest rate environment for the country and the region in which the company is located, as well as other factors it deems relevant.


     In addition to traditional research activities, the Investment Manager uses research produced by its Grassroots-SM- Research operating group a division of Dresdner RCM Global Investors LLC, the Fund's Investment Manager. Grassroots-SM- Research prepares research reports based on field interviews with customers, distributors, and competitors of the companies that the Investment Manager follows. The Investment Manager believes that Grassroots-SM-Research can be a valuable adjunct to its traditional research efforts by providing a "second look" at companies in which the Fund might invest and by checking marketplace assumptions about market demand for particular products and services.


     HOW DOES THE FUND SELECT FIXED INCOME INVESTMENTS?

     The Investment Manager's fixed-income philosophy focuses on a top-down investment process that begins with the development of an economic outlook. Data on economic sectors and industries, in conjunction with analysis of monetary and fiscal policy underlie the analysis of the fixed income investment environment. Total rates of return are projected for bond market sectors under various market scenarios that incorporate potential interest rate shifts over a specified time period.

     In evaluating individual investment opportunities, the Investment Manager employs a variety of proprietary and vendor systems that provide analytical tools and information and trade management in support of its selection process.


     WHAT KINDS OF EQUITY SECURITIES DOES THE FUND INVEST IN?

     The Fund invests in common stocks and depositary receipts. The Fund may invest in companies of any size. Common stocks represent the basic equity ownership interests in a company. Depositary receipts are issued by banks or other financial institutions and represent, or may be converted into, underlying ordinary shares of a foreign company. They may be sponsored by the foreign company or organized independently.

     The Fund may also invest in other equity and equity related securities. These include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock, and options on stock and stock indices.

     The Fund invests in the following types of foreign equity and equity-linked securities, among its foreign investments:

     - Securities of companies that are organized or headquartered outside the United States, or that derive at least 50% of their total revenue outside the U.S.
     - Securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations principally are conducted
     -    Depositary receipts
     - Securities of other investment companies investing primarily in such equity and equity-related foreign securities.

     The Investment Manager expects that the Fund's foreign investments will primarily be traded on recognized foreign securities exchanges. However, the Fund also may invest in securities that are traded only over-the-counter, either in the United States or in foreign markets, when the Investment Manager believes that such securities meet the Fund's investment criteria. The Fund also may invest in securities that are not publicly traded either in the United States or in foreign markets.

     WHAT KINDS OF DEBT SECURITIES DOES THE FUND INVEST IN?

     Debt securities which are eligible investments for the Fund include, but are not limited to the following: debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; debt securities issued or guaranteed by foreign national governments, their agencies or instrumentalities; debt securities issued or guaranteed by supranational organizations; and corporate debt securities.

     Debt securities include bonds and other debt instruments used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

     In general, debt securities held by the Fund will be treated as investment grade if they are rated by at least one major rating agency in one of its top four rating categories at the time of purchase or, if unrated, are determined by the Investment Manager to be of comparable quality. Investment grade means the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher rated securities.

     U.S. GOVERNMENT SECURITIES

     U.S. Government Securities are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentalities of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities such as those issued by the Federal National Mortgage Association ("FNMA") are supported by the insturmentality's right to borrow money from the U.S. Treasury under certain circumstances. Securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.

     MORGAGE-RELATED SECURITIES

     Mortgage-related securities are securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans secured by real or commercial property, and include pass-through securities, collateralized mortgage obligations ("CMOs"), real estate mortgage conduits ("REMICs"), and adjustable rate mortgage securities ("ARMs"). There are currently three basic types of mortgage-related securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instumentalities such as the Government National Mortgage Association ("GNMA"); (ii) those issued by private issuers which represent an interest in or are collateralized by mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instumentalities; and (iii) those issued by private issuers which represent an interest in or are collateralized by whole mortgage loans or morgage-related securities without a government guarantee.

     ASSET-BACKED SECURITIES

     Asset-backed securities represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Payments are typically made monthly, consisting of both principal and interest payments. Although generally rated AAA, it is possible that the securities could become illiquid or experience losses if guarantors or insurers default.

     WHAT ARE DEPOSITARY RECEIPTS?

     The Fund may invest in securities of foreign companies in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), or other similar depositary instruments representing securities of foreign companies. Depositary receipts are receipts for ordinary shares of foreign companies that typically are issued by U.S. banks in the case of ADRs, and by foreign financial institutions in the case of EDRs and GDRs. Depositary receipts entitle their holders to all dividends and all capital gains associated with the underlying ordinary shares. ADRs are usually dollar-denominated and do not involve the currency exchange risk of investing in the underlying securities. Depositary receipts have risks that are similar to those of foreign equity securities. Therefore, for purposes of the Fund's investment policies and restrictions, they are treated as foreign equity securities, based on the country in which the underlying issuer is organized or headquartered.

     DOES THE FUND BUY AND SELL FOREIGN CURRENCIES?

     The Investment Manager expects to purchase or sell foreign currencies primarily to settle foreign securities transactions. However, the Fund may also engage in currency management transactions to hedge currency exposure related to securities it owns or expects to purchase. The Fund may also hold foreign currency received in connection with investments in foreign securities when the Investment Manager believes the relevant exchange rates will change favorably and it would be better to convert the currency into U.S. dollars later.


     For purposes of the percentage limitations on the Fund's investments in foreign securities, the term "securities" does not include foreign currencies. This means that the Fund's exposure to foreign currencies or multinational currencies such as the "Euro" may be greater than its percentage limitation on investments in foreign securities. The Fund will have the costs of conversions between various currencies, and gains in a particular securities market may be affected (either positively or negatively) by changes in exchange rates.

     DOES THE FUND HEDGE ITS INVESTMENTS?

     For hedging purposes, the Fund may purchase options on financial indices and on securities it is authorized to purchase. If the Fund purchases a "put" option on a security, the Fund acquires the right to sell the security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). If the Fund purchases a "call" option on a security, it acquires the right to purchase the security at a specified price at any time during the term of the option (or on the option expiration date).
 An option on a financial index gives the Fund the right to receive a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The Fund may "close out" an option before it is exercised or expires by selling an option of the same series as the option previously purchased.

     The Fund may employ certain currency management techniques to hedge against currency exchange rate fluctuations. These techniques include forward currency exchange contracts, currency options, futures contracts (and related options), and currency swaps. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Currency options are rights to purchase or sell a specific currency at a future date at a specified price. Futures contracts are agreements to take or make delivery of an amount of cash equal to the difference between the value of the currency at the close of the last trading day of the contract and the contract price. Currency swaps involve the exchange of rights to make or receive payments in specified currencies.

     The Fund may cross-hedge currencies, which involves writing or purchasing options or entering into foreign exchange contracts on one currency to hedge against changes in exchange rates for a different currency, if the Investment Manager believes changes between the two currencies are correlated.

     WHAT IS THE FUND'S PORTFOLIO TURNOVER RATE?

     The Fund may invest in securities on either a long-term or short-term basis. The Investment Manager anticipates that the annual portfolio turnover rate will not exceed 150%, during its first full year or operation. The Fund's expected portfolio turnover rate is not a limiting factor. The Investment Manager will sell the Fund's portfolio securities whenever it deems appropriate, regardless of the length of time the Fund has held the securities, and may purchase or sell securities for short-term profits. Turnover will be influenced by sound investment practices, the Fund's investment objective and the need for funds for the redemption of the Fund's shares.

     Because the Investment Manager will purchase and sell securities for the Fund's portfolio without regard to the length of the holding period for the securities, the Fund's portfolio could have a higher turnover rate than most funds that invest substantially all of their assets for long-term capital appreciation. A high portfolio turnover rate would increase the Fund's brokerage commission expenses and other transaction costs, and may increase its taxable capital gains.

OTHER INVESTMENT PRACTICES

     OTHER INVESTMENT COMPANIES

     The laws of some foreign countries may make it difficult or impossible for the Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The only practical means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In these cases and in other appropriate circumstances the Fund may invest up to 10% of the value of its total assets in other investment companies but no more than 5% of its total assets in any one investment company. Furthermore, the Fund may not acquire more than 3% of the outstanding voting securities of any other investment company.

     If the Fund invests in other investment companies, it will bear its proportionate share of the other investment companies' management or administration fees and other expenses. At the same time, the Fund would continue to pay its own management fees and other expenses.

     INVESTMENT POLICIES IN UNCERTAIN MARKETS

     When the Investment Manager believes the Fund should adopt a temporary defensive posture, including periods of international, political or economic uncertainty, the Fund may hold all or a substantial portion of its assets in investment grade debt securities. The securities may be debt obligations issued or guaranteed by the U.S. Government or foreign governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers. During these periods, the Fund may not achieve its investment objective.

     ADDITIONAL INFORMATION ABOUT INVESTMENT PRACTICES

     The Statement of Additional Information has more detailed information about the investment practices described in this Prospectus as well as information about other investment practices used by the Investment Manager.

CHANGING THE FUND'S INVESTMENT OBJECTIVES AND POLICIES

    The Fund's investment objective of long term capital appreciation and current income is a fundamental policy that may not be changed without stockholder approval. However, except as otherwise indicated in this Prospectus or the SAI, the Fund's other investment policies and restrictions are not fundamental and may be changed without stockholder approval.

     The various percentage limitations referred to in this Prospectus and the SAI apply immediately after a purchase or initial investment. Except as specifically indicated to the contrary, the Fund is not required to sell any security in its portfolio as a result of change in any applicable percentage resulting from market fluctuations.

INVESTMENT RISKS


     Your investment in the Fund is subject to a variety of principal risks, including those described below. See the SAI for further information about these and other risks.


     EQUITY INVESTMENTS


     Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects on overall market and economic conditions.


     DEBT SECURITIES

     The yield and price of a debt security changes daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The following are some of the more common risk factors associated with investments in debt securities:

     INTEREST RATE RISK. The change in the prices of debt securities that accompany changes in the overall level of interest rates. Debt securities have varying levels of sensitivity to changes in interest rates. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds, lower quality bonds and zero coupon bonds are generally more sensitive to interest rate changes.

     CREDIT RISK. The chance that any of the Fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income level and share price. By definition, lower-rated securities carry a higher credit risk.

     GEOGRAPHIC RISK. The chance of price declines resulting from developments in a single foreign country.

     CALL RISK. Debt obligations may be issued with a call feature (call features include a date on which the issuer has reserved the right to redeem the obligation prior to maturity). An obligation may be called for redemption before the Fund would otherwise choose to eliminate it from its portfolio holdings. A call may also reduce an obligation's yield to maturity.

     PREPAYMENT RISK. Mortgage-related and asset-backed securities are subject to prepayment risk. Such securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require the Fund to reinvest the proceeds at a lower interest rate. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.

     SMALL COMPANIES

     Investments in small concerns may involve greater risks than investments in larger companies, and may be speculative. The securities of small companies, as a class, have had periods of more favorable results, and periods of less favorable results, than securities of larger companies as a class. In addition, small companies in which the Fund may invest may have limited or unprofitable operating histories, limited financial resources and inexperienced management. They often face competition from larger or more established firms that have greater resources. Small companies may have less ability to raise additional capital, and may have a less diversified product line (making them susceptible to market pressure), than larger companies. Securities of small and unseasoned companies are often less liquid than securities of larger companies and are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. Selling
these securities may take an extended period of time.   As a result, to the
extent the Fund invests in small companies, its net asset value may be more volatile than would otherwise be the case.

     FOREIGN SECURITIES

     Investing in foreign securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar. In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing and financial reporting standards, or to other regulatory practices and requirements, comparable to U.S. issuers. Furthermore, certain foreign countries may be politically unstable, expropriate or nationalize assets, revalue currencies, impose confiscatory taxes, and limit foreign investment and use or removal of funds or other assets of the Fund (including the withholding of dividends and limitations on the repatriation of currencies). The Fund may also face difficulties or delays in obtaining or enforcing judgments.

     Most foreign securities markets have substantially less volume than U.S. markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States. Foreign markets also have different clearance and settlement procedures, and at times in certain markets settlements have not been able to keep pace with the volume of securities transactions, making it difficult to conduct and complete transactions. In addition, the costs associated with transactions in securities of foreign companies and securities traded on foreign markets, and the expense of maintaining custody of these securities with foreign custodians, generally are higher than in the U.S.

     OPTIONS, CURRENCY HEDGING AND CURRENCY MANAGEMENT

     There are a number of risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments. Differences between the options and securities markets could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, the secondary market for particular options may not be liquid for a variety of reasons. When trading options on foreign exchanges, many of the protections afforded to participants in the United States are not available. Although the purchaser of an option cannot lose more than the amount of the premium plus transaction costs, the entire amount could be lost.

     The Fund's currency management techniques involve risks different from those that arise from investments in U.S. dollar-denominated securities. If the Fund invests in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk than would otherwise be the case. Transactions in currency futures contracts and options on currency futures contracts involve risks similar to those of options on securities; in addition, the Fund's potential loss in such transactions is unlimited. To the extent that such techniques are used to enhance return, they are considered speculative.

     The use of hedging and currency management techniques is a highly specialized activity, and the success of any such operations by the Fund is not assured. Gains and losses in such transactions depend upon the Investment Manager's ability to predict correctly the direction of stock prices, interest rates, currency exchange rates, and other economic factors. Although such operations could reduce the risk of loss due to a decline in the value of the hedged security or currency, they could also limit the potential gain from an increase in the value of the security or currency.

     YEAR 2000

     Many computer programs employed throughout the world use two digits rather than four to identify the year. These programs, if not adapted, will not correctly handle the change from "99" to "00" on January 1, 2000, and will not be able to perform necessary functions critical to the Fund's operations. The "Year 2000 issue" affects all companies and organizations.

     The Year 2000 problem may also adversely affect the companies in which the Fund invests. For example companies may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. To the extent the impact on a portfolio holding is negative, the Fund's investment returns could be adversely affected.

     The Investment Manager has advised the Fund that it is implementing a plan intended to ensure that its computer systems are not adversely affected by the Year 2000 issue. The Fund understands that its key service providers are taking steps to address the issue as well. The Fund and the Investment Manager will continue to monitor developments relating to this issue but do not anticipate that the Year 2000 issue will have any adverse effect on the Investment Manager's ability to provide services to the Fund.

     EURO INTRODUCTION

     The European Union's introduction on January 1, 1999 of a single European currency, the Euro, creates various uncertainties. The conversion to a new currency will affect the Fund's operations and contains some special risks. These include whether the payment and operational systems of banks and other financial institutions will be prepared for the change, the legal treatment of certain outstanding financial contracts that refer to existing currencies, and the creation of suitable clearing and settlement payment systems for the new currency. If there is not adequate preparation, there could be delays in settlement and additional costs to the Fund.

     The conversion will also affect issuers in which the Fund invests due to changes in the competitive market from a consolidated currency market and greater operations costs from converting to the Euro. These or other related factors could cause market disruptions and may adversely affect the value of some of the Fund's holdings and increase the Fund's operational costs. The adoption of a common currency is expected to produce some benefits, such as consolidating the government debt market for those countries and reducing some currency risks and costs. The overall effect of these factors on the Fund's investments cannot be determined with certainty.

     The Fund understands that the Investment Manager and other key service providers are taking steps to address Euro-related issues. This includes upgrading their computer and bookkeeping systems to deal with the conversion. The Fund and its Investment Manager will continue to monitor the effects of the conversion on the issuers in which the Fund invests.

ORGANIZATION AND MANAGEMENT

     THE FUND AND THE INVESTMENT MANAGER

     The Balanced Fund is a series of Dresdner RCM Global Funds, Inc. (the "Global Company"). The Global Company is incorporated in Maryland as an open-end management investment company.

     Dresdner RCM Global Investors LLC, with principal offices at Four Embarcadero Center, San Francisco, California 94111, is the investment manager of the Fund. The Investment Manager manages the Fund's investments, provides various administrative services, and supervises the Fund's daily business affairs.

     The Investment Manager provides investment supervisory services to institutional and individual clients. It was established in December of 1998 and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The Investment Manager was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. The Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), an international banking organization with principal executive offices in Frankfurt, Germany.

     THE PORTFOLIO MANAGERS


     David Hays and Mary M. Bersot, CFA, are primarily responsible for the day-to-day management of the Dresdner RCM Balanced Fund. Mr. Hays, who manages the fixed-income portion of the Fund's portfolio, is a Director of the Investment Manager, with which he has been associated since 1995. Prior to that time, he served as a Vice President and Fixed Income Portfolio Manager at CSI in Chicago, Illinois. Ms. Bersot, who manages the equity portion of the Fund's portfolio, is a Director of the Investment Manager, with which she has been associated since 1999. Prior to joining Desdner RCM, she worked for McMorgan & Co. as a Senior Vice President managing the Taft Hartley Funds as well as a balanced mutual fund.

     MANAGEMENT FEES AND OTHER EXPENSES

     The Fund pays the Investment Manager a fee pursuant to an investment management agreement based on its average daily net assets at the following annual rate:

---------------------------------------------------------
AVERAGE DAILY NET ASSETS                 BALANCED FUND
---------------------------------------------------------
The first $500 million                   0.65%

Above $500 million and below $1          0.60%

Above $1 billion                         0.55%

     The Fund is responsible for its own expenses. These include brokerage and commission expenses, taxes, interest charges on borrowings (if any), custodial charges and expenses, investment management fees, and other operating expenses (e.g., legal and audit fees, securities registration expenses, and compensation of directors who are not affiliated with the Investment Manager).


     To limit the expenses of the Fund, the Investment Manager has agreed to pay the Fund on a quarterly basis the amount, if any, by which the Fund's ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed 0.90% on an annual basis through December 31, 2000.


     The Fund will reimburse the Investment Manager for such payments for a period of up to five years after they are made, to the extent that the Fund's ordinary operating expenses are less than the expense cap.

THE DISTRIBUTOR

     Funds Distributor, Inc. (the "Distributor"), with principal offices at
60 State Street, Suite 1300, Boston, Massachusetts 02109, acts as distributor of the shares of the Fund. The Distributor provides mutual fund distribution services to registered investment companies, and is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., which is not affiliated with the Investment Manager or Dresdner.

STOCKHOLDER INFORMATION

BUYING SHARES

     For your convenience, we offer several ways to start and add to Fund investments.


     OPENING YOUR ACCOUNT THROUGH A FINANCIAL PROFESSIONAL


     If you work with a financial professional, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If you do not hold your Fund investment in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions below for investing directly.

     Shares may also purchase through certain brokers which have entered into selling group agreements with the Distributor. Brokers may charge a fee for their services at the time of purchase or redemption. Subscription forms can be obtained from the Company. Please call 1-800-726-7240.


     OPENING YOUR ACCOUNT DIRECTLY


You may establish accounts without the help of an intermediary as follows:


     Determine the amount you are investing. The minimum amount for initial investments is $50,000. The Fund reserves the right at any time to waive, increase or decrease the minimum requirements applicable to initial or subsequent investments. Minimum subsequent investment requirements do not apply to investors purchasing shares through the Fund's automatic dividend reinvestment plan. In addition, minimum initial investments may vary for investors purchasing shares through a broker-dealer or other intermediary having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund.


     For more information on minimum investments, call 1-800-726-7240.


- Complete the account application accompanying this Prospectus. Please apply at this time for any account privileges you may want to use in the future, to avoid the delays associated with adding them later on.


-    Mail your completed application to the Fund at:


             Dresdner RCM Global Funds
             P.O. Box 8025
             Boston, MA  02266-8025


   For answers to any questions, please speak with a Fund Representative at 1-800-726-7240.

   We reserve the right to reject any purchase of shares at our sole discretion. We also reserve the right to cancel any purchase order for which payment has not been received by the third business day following the order.


   Confirmation statements showing transactions in the stockholder's account and a summary of the status of the account serve as evidence of ownership of shares of the Fund. We will forward a confirmation statement to you on receipt of a proper order.


     INVESTING IN YOUR ACCOUNT

     BY WIRE

- Make sure you have established an account by mailing an application as explained above.

- Call 1-800-726-7240 to obtain your account number and to place a purchase order. Money that is wired without a purchase order will be returned uninvested.


- After placing your purchase order, instruct your bank to wire the amount of your investment to:


     State Street Bank and Trust Company
     Routing number: 011000028
     Account number: 9905-268-0
     FCC:  your account number, name of registered owner(s) and Fund name


     BY CHECK


- Make out a check (bank or certified) or money order for the investment amount payable to Dresdner RCM Balanced Fund. Please note: No third party checks will be accepted.


-    Mail the check with your completed application to the Fund at:


          Desdner RCM Global Funds
          P.O. Box 8025
          Boston, MA 02266-8025


     ADDING TO YOUR ACCOUNT

     BY WIRE


- Call the Fund at 1-800-726-7240 to place a purchase order. Money that is wired without a purchase order will be returned uninvested.


- Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     BY CHECK


-    Make out a check for the investment amount payable to Dresdner
     RCM Balanced Fund.  Please note: No third party checks will be accepted.


-    Mail the check with a completed investment slip to the Fund at:


          Desdner RCM Global Funds
          P.O. Box 8025
          Boston, MA 02266-8025

     If you do not have an investment slip, attach a note indicating your account number on the check.


     WITH SECURITIES

   At its discretion, the Company may accept securities of equal value instead of cash in payment of all or part of the subscription price for Fund shares. Contact the Fund in advance to discuss the securities in question and the documentation necessary to complete the transaction. Any such securities:


- Will be valued at the close of regular trading on the New York Stock Exchange on the day of acceptance of the subscription in accordance with the Fund's method of valuing its securities;

-    Will have a tax basis to the Fund equal to such value;

-    Must not be restricted securities; and

- Must be permitted to be purchased in accordance with the Fund's investment objective and policies and must be securities that the Fund would be willing to purchase at that time.

SELLING SHARES

     BY PHONE - WIRE PAYMENT


- Call the Fund at 1-800-726-7240 to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.


-    Place your wire request.

     BY PHONE - CHECK PAYMENT


- Call the Fund at 1-800-726-7240 to verify that you have telephone redemption privileges and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing.


     IN WRITING

- Write a letter of instruction, signed by each registered owner or their duly authorized agent, that includes the following information:


         -   The name of the registered owner(s) of the account
         -   The name of the Fund
             -  The account number
             -  The number of shares or the dollar amount you want to sell
             - The recipient's name and address or wire information, if different from those of the account registration


-    Indicate whether you want any cash proceeds sent by check or by wire.


- Make sure the letter is signed by all registered owners or their authorized parties.


-    Mail the letter to the Fund.


     BY ELECTRONIC TRANSFER

     - Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50 nor more than $100,000), call 1-800-726-7240. The Fund will transfer your sales proceeds electronically to your bank account. The bank must be a member of the Automated Clearing House.

     SIGNATURE GUARANTEES

         Certain requests must include a signature guarantee, which is designed to protect you and the Fund from fraudulent activities. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

     -   Your wish to redeem more than $50,000 worth of shares.

     - The check is being mailed to an address different from the one on your account (address or record).

     - The check is being made payable to someone other than the account owner.

     -   You are instructing us to change your bank account information.

OTHER STOCKHOLDER SERVICES AND ACCOUNT POLICIES


     TELEPHONE ORDERS

     We accept telephone orders to buy or sell shares of the Fund. To order call 1-800-726-7240. To guard against fraud, we may record telephone orders or take other reasonable precautions. However, if we do not take such steps to ensure the authenticity of an order, we may bear any loss if the order later proves fraudulent. At times of peak activity, such as during periods of volatile economic or market conditions, it may be difficult to place buy or sell orders by phone. During these times, consider sending your request in writing.

     BUSINESS HOURS AND NAV CALCULATIONS

     The Fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The price of the Fund's shares is based on its net asset value per share (NAV). The Fund calculates its net asset value per share
(NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). Shares of the Fund will not be priced on days in which the NYSE is closed for trading. The Fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, the security is priced at fair value in accordance with the Fund's fair valuation procedures.


     TIMING OF ORDERS

     The Fund accepts orders until the close of trading on the NYSE every business day (normally 4 p.m. eastern time). Orders received before the close of trading on the NYSE are executed the same day at the respective Fund's NAV for that day. Orders received after the close of trading on the NYSE are executed the following day at that day's NAV. We have the right to suspend redemption of shares of the Fund and to postpone payment of proceeds for up to seven days or as permitted by law.


     We may suspend the right of redemption or the date of payment for more than seven days after shares are tendered for redemption for any period during which

- The New York Stock Exchange is closed (other than a customary weekend or holiday closing) or the SEC determines that trading thereon is restricted

- An emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable, or as a result of which it is not reasonably practical for the Fund fairly to determine the value of its net assets

- The SEC by order permits such suspension for the protection of stockholders.

   TIMING OF SETTLEMENTS

     When you buy shares of the Fund, you will become the owner of record when the Fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions.


     When you sell shares that you recently purchased by check, your order will be executed at the Fund's next NAV but the proceeds will not be available until your check clears. This may take up to 15 days from the purchase date. Upon execution of the redemption order, a confirmation statement will be forwarded to you indicating the number of shares sold and the proceeds thereof.


     ACCOUNTS WITH BELOW-MINIMUM BALANCES


     If your account balance falls below the minimum required by the Fund ($50,000) as a result of selling shares (and not because of performance), the Fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 90 days after notification, we reserve the right to close out your account and send the proceeds to the address of record.


     AUTOMATIC REINVESTMENT

     We will reinvest each income dividend and capital gain distribution declared by the Fund in full and fractional shares of the Fund of the same class, unless you or your duly authorized agent elect to receive all such payments, or only the dividend or distribution portions in cash. We will base such reinvestment on the Fund's NAV as determined on the payment date. You or your authorized agent may request changes in the manner in which dividend and distribution payments are made through written notice to the Fund. This request will be effective as to any subsequent payment if it is received prior to the record date used for determining your payment. Any dividend and distribution election will remain in effect until you notify BFDS in writing to the contrary.


     EXCHANGE PRIVILEGE


     You may exchange shares of the Fund into shares of the same class of any other Fund offered by Dresdner RCM, without a sales charge or other fee (except redemption fee, if any), by contacting the Fund. Exchange purchases are subject to the minimum investment requirements of the class purchased. An exchange will be treated as a redemption and purchase for tax purposes.

     Shares will be exchanged at net asset value per share next determined after receipt by the Fund of:

- A written request for exchange, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be exchanged


     Exchanges will not become effective until all documents in the form required have been received by the Fund. If you have any questions, please contact the Fund.


     Please be sure to read carefully the prospectus of any other Fund in which you wish to exchange shares.

ACCOUNT STATEMENTS

     Stockholder accounts are opened in accordance with your registration instructions. Transactions is the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements.

     REPORTS TO STOCKHOLDERS

     The Fund's fiscal year ends on December 31. The Fund will issue to its stockholders semi-annual and annual reports. In addition, stockholders will receive quarterly statements on the status of their accounts reflecting all transactions having taken place within that quarter. In order to reduce duplicate mailings and printing costs, the Company will provide one annual and semi-annual report and annual prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to stockholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

     REDEMPTION

     Redemption payments will be made wholly in cash unless the Board of Directors believes that unusual conditions exist which would make such payment detrimental to the best interests of the Fund. Under such circumstances, payment of the redemption price could be made in whole or in part in portfolio securities. You would incur brokerage costs to sell such securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES


     The Fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains. The Fund typically pays income dividends four times a year (usually in April, July, October and December) and makes capital gains distributions once a year (usually in December). The amount depends on the Fund's investment results and its tax compliance situation.


     Dividends and distributions normally are reinvested in additional Fund shares. You may instruct your financial professional or the Fund to have them sent to you by check or credited to a separate account.

     If you are an individual (or certain other non-corporate stockholders), we have to withhold 31% of all dividends, capital gains distributions and redemption proceeds we pay to you if: (a) you have not given us a certified correct taxpayer identification number and (b) except with respect to redemption proceeds, have not certified that backup withholding does not apply. Amounts we withhold are applied to your federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in an overpayment of taxes. Distributions of our taxable income and net capital gain to non-resident alien individuals, non-resident alien fiduciaries of trusts of estate, foreign corporations, or foreign partnerships may also be subject to U.S. withholding tax, although distributions of net capital gain to such stockholders generally will not be subject to withholding.

     We may be required to pay income, withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce our investment income. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. We may "pass through" to you the amount of foreign income taxes we pay, if it is in the best interests of stockholders. If we do so, you will be required to include in your gross income your pro-rata share of foreign taxes we paid, and you will be able to treat such taxes as either an itemized deduction or a foreign credit against U.S. income taxes on your tax returns.
If we do not do so, you will not be able to deduct your share of such taxes in computing your taxable income and will not be able to take your share of such taxes as a credit against your U.S. income taxes.

     In general, selling shares for cash, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

      -----------------------------------------------------------------
      TRANSACTION                         TAX STATUS
      -----------------------------------------------------------------
      Income dividends                    Ordinary income
      -----------------------------------------------------------------
      Short-term capital gains            Ordinary income
      distributions
      -----------------------------------------------------------------
      Long-term capital gains
      distributors                        Capital gains
      -----------------------------------------------------------------
      Sales or exchanges of shares        Capital gains or losses
      owned for more than one year
      -----------------------------------------------------------------
      Sales of exchanges of shares        Gains are treated as ordinary
      owned for one year or less          income; losses are subject to
                                          special rules
      -----------------------------------------------------------------

     Dividends and other distributions generally are taxable to you at the time they are received. However, dividends declared in October, November and December by the Fund and made payable to your in such month are treated as paid and are thereby taxable as of December 31, provided that the Fund pays the dividend no later than January 31 of the following year.

     If you purchase the Fund's shares shortly before the record date for a dividend or other distribution thereon, you will pay full price for the shares (know as buying a distribution). Then you will receive some portion of your purchase price back as a taxable distribution even though, because the amount of the dividend or other distribution reduce the shares' net asset value, it actually represents a return of invested capital.

     You will receive, after the end of each year, full information on dividends, capital gain distributions and other reportable amounts with respect to shares of the Fund for tax purposes. This includes information such as the portion taxable as capital gains and the amount of dividends, if any, eligible for the federal dividends-received deduction for corporate taxpayers.

     Foreign stockholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions form retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.


     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult your tax professional about your investment in the Fund.

[Back Page]


FOR MORE INFORMATION ABOUT DRESDNER RCM BALANCED FUND, THE FOLLOWING DOCUMENT IS AVAILABLE FREE UPON REQUEST:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

     The SAI provides more detailed information about the Fund, including operations and investment policies. It is incorporated by reference and is legally considered as part of this Prospectus.

     You can get free copies of the SAI, or request other information and discuss your questions about the Fund, by contacting us at:

          Dresdner RCM Global Funds
          Four Embarcadero Center
          San Francisco, CA  94111
          Telephone 1-800-726-7240

     You can review the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission. You can also get copies:

          - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

          -    Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file nos. 33-97572 and 811-9100.

                                             DRESDNER RCM GLOBAL FUNDS, INC.

                                             Four Embarcadero Center
                                             San Francisco, California
                                             94111-4189
                                             (800) 726-7240



DRESDNER RCM BALANCED FUND


                        STATEMENT OF ADDITIONAL INFORMATION


                                   December 15, 1999

Dresdner RCM Balanced Fund (the "Balanced Fund") is a diversified series of Dresdner RCM Global Funds, Inc. (the "Company"), an open-end management investment company.

This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Prospectus of the Fund dated
December 10, 1999. The Prospectus may be obtained without charge by writing or calling the Company at the address and phone number above.

TABLE OF CONTENTS

                                                                       Page


     Table of Contents. . . . . . .  . . . . . . . . . . . . . . . . . . .3
     Investment Objectives and Policies . . . . . . . . . . . . . . . . . 1
     Risk Considerations . . . . . . . . . . . . . . . . . . . . . . . . 18
     Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . 24
     Execution of Portfolio Transactions . . . . . . . . . . . . . . . . 26
     Directors and Officers. . . . . . . . . . . . . . . . . . . . . . . 28
     The Investment Manager. . . . . . . . . . . . . . . . . . . . . . . 30
     The Distributor . . . . . . . . . . . . . . . . . . . . . . . . . . 32
     Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . 33
     Purchase and Redemption of Shares . . . . . . . . . . . . . . . . . 34
     Dividends, Distributions and Tax Status . . . . . . . . . . . . . . 35
     Investment Results. . . . . . . . . . . . . . . . . . . . . . . . . 38
     Description of Capital Shares . . . . . . . . . . . . . . . . . . . 39
     Additional Information. . . . . . . . . . . . . . . . . . . . . . . 40
     Financial Statements. . . . . . . . . . . . . . . . . . . . . . . .

INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT CRITERIA

     In evaluating particular investment opportunities, the Investment Manager may consider such other factors, in addition to those described in the Prospectus, as the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular issuer is located. When the Investment Manager believes it would be appropriate and useful, the Investment Manager's personnel may visit the issuer's headquarters and plant sites to assess an issuer's operations and to meet and evaluate its key executives. The Investment Manager also will consider whether other risks may be associated with particular securities.

INVESTMENT IN FOREIGN SECURITIES

     The securities markets of many countries have at times in the past moved relatively independently of one another due to different economic, financial, political, and social factors. In seeking to achieve the investment objective of the Fund, the Investment Manager allocates the Fund's assets among securities of countries and in currency denominations where it expects opportunities for meeting the Fund's investment objectives to be the most attractive, subject to the percentage limitations set forth in the Prospectus. In addition, from time to time the Fund may strategically adjust its investments among issuers based in various countries and among the various equity markets of the world in order to take advantage of diverse global opportunities, based on the Investment Manager's evaluation of prevailing trends and developments, as well as on the Investment Manager's assessment of the potential for capital appreciation (as compared to the risks) of particular companies, industries, countries, and regions.

     INVESTMENT IN DEVELOPED FOREIGN COUNTRIES. The Fund may invest in securities of foreign governments and companies that are organized or headquartered in developed foreign countries. The Fund may not be invested in all developed foreign countries at one time, and may not invest in particular developed foreign countries at any time, depending on the Investment Manager's view of the investment opportunities available.

     Although these countries have developed economies, even developed countries may be subject to periods of economic or political instability. For example, efforts by the member countries of the European Union to eliminate internal barriers to the free movement of goods, persons, services and capital have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. The reunification of the former German Democratic Republic (East Germany) with the Federal Republic of Germany (West Germany) and other political and social events in Europe have caused considerable economic and social dislocations. Such events can materially affect securities markets and have also disrupted the relationship of such currencies with each other and with the U.S. dollar. Similarly, events in the Japanese economy and social developments may affect Japanese securities and currency markets, as well as the relationship of the Japanese yen to the U.S. dollar. Future political, economic and social developments can be expected to produce continuing effects on securities and currency markets in these and other developed foreign countries.

CURRENCY MANAGEMENT

     Securities purchased by the Fund may be denominated in U.S. dollars, foreign currencies, or multinational currencies such as the Euro, and the Fund will incur costs in connection with conversions between various currencies. Movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates, and the Fund's net currency positions may expose it to risks independent of its securities positions.

     From time to time, the Fund may employ currency management techniques to enhance its total return, although there is no current intention to do so. The Fund may not employ more than 30% of the value of its total assets in currency management techniques for the purpose of enhancing returns. To the extent that such techniques are used to enhance return, they are considered speculative.

     The Fund's ability and decision to purchase or sell portfolio securities may be affected by the laws or regulations in particular countries relating to convertibility and repatriation of assets. Because the shares of the Fund are redeemable in U.S. dollars each day the Fund determines its net asset value, the Fund must have the ability at all times to obtain U.S. dollars to the extent necessary to meet redemptions. Under present conditions, the Investment Manager does not believe that these considerations will have any significant adverse effect on its portfolio strategies, although there can be no assurances in this regard.

     GENERAL CURRENCY CONSIDERATIONS. Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to do so, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. The markets in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offer less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") for hedging purposes or to seek to increase total return when the Investment Manager anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to increase total return, forward contracts are considered speculative. In addition, the Fund may enter into forward contracts in order to protect against anticipated changes in future foreign currency exchange rates.

     The Fund may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Manager determines that there is a pattern of correlation between the two currencies. The Fund may also engage in proxy hedging, by using forward contracts in a series of foreign currencies for similar purposes.

     The Fund may enter into forward contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Fund may enter into forward contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated income or dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Forward contracts to sell foreign currency could limit any potential gain which might be realized by the Fund if the value of the hedged currency increased.

     If the Fund enters into a forward contract to sell foreign currency to increase total return or to buy foreign currency for any purpose, the Fund will segregate cash, U.S. Government securities, or other liquid debt or equity securities with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional assets will be segregated so that the value of the segregated assets will equal the amount of the Fund's commitment with respect to the contract.

     A forward contract is subject to the risk that the counterparty to such contract will default on its obligations. Since a forward contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.

     OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated income or dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Fund may also use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if the Investment Manager believes there is a pattern of correlation between the two currencies. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges.

     The writer of a put or call option receives a premium and gives the purchaser the right to sell (or buy) the currency underlying the option at the exercise price. The writer has the obligation upon exercise of the option to purchase (or deliver) the currency during the option period. A writer of an option who wishes to terminate the obligation may effect a "closing transaction" by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after being notified of the exercise of an option. The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received; the Fund could be required to purchase or sell additional foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

     The Fund may purchase call or put options on a currency to seek to increase total return when the Investment Manager anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

     When the Fund writes a put or call option on a foreign currency, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of its obligations under the option will be segregated by the Fund's custodian to collateralize the position.

     CURRENCY FUTURES CONTRACTS. The Fund may enter into currency futures contracts, as described under "Futures Transactions" below.

     CURRENCY SWAPS. The Fund may enter into currency swaps for both hedging and to seek to increase total return. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between their portfolio investments and their currency swap positions entered into for hedging purposes. Currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, or the delivery of the net amount of a party's obligations over its entitlements. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will maintain in a segregated account with the Fund's custodian cash, U.S. Government securities, or other liquid debt or equity securities equal to the amount of the Fund's obligations, or the net amount (if any) of the excess of the Fund's obligations over its entitlements, with respect to swap transactions. To the extent that such amount of a swap is segregated, the Company and the Investment Manager believe that swaps do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to the Fund's borrowing restriction.

     The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the Fund entering into a currency swap would be less favorable than it would have been if this investment technique were not used.

INTEREST RATE SWAPS

     The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets, and will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligation over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. The
Investment Manager will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as principals and as agents using standarized swap documentation. The Investment Manager has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e. writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

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OPTIONS TRANSACTIONS

     The Fund may purchase listed put and call options on any securities which it is eligible to purchase as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities. The aggregate premiums on put options and call options purchased by the Fund may not in each case exceed 5% of the value of the net assets of the Fund as of the date of purchase. In addition, the Fund will not purchase options if more than 25% of the value of its net assets would be hedged.

     A put gives the holder the right, in return for the premium paid, to require the writer of the put to purchase from the holder a security at a specified price. A call gives the holder the right, in return for the premium paid, to require the writer of the call to sell a security to the holder at a specified price. Put and call options on various stocks and financial indices are traded on U.S. and foreign exchanges. A put option is covered if the writer segregates cash, U.S. Government securities or other liquid debt or equity securities equal to the exercise price. A call option is covered if the writer owns the security underlying the call or has an absolute and immediate right to acquire the security without additional cash consideration upon conversion or exchange of other securities held by it.

     PUT OPTIONS. If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an "insurance policy", as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a security which the Investment Manager feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the strike price of the put and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

     CALL OPTIONS. If the Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of "insurance policy" to hedge against losses that could incur if the Fund intends to purchase the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the price of the underlying security increases, the price the Fund pays for the security will in effect be increased by the premium paid for the call.

     STOCK INDEX OPTIONS. The Fund may purchase put and call options with respect to stock indices such as the S&P Composite 500 Stock Price Index and other stock indices. Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in the Fund's portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund.

     The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an index option depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index will be subject to the Investment Manager's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the prices of individual stocks.

     Index prices may be distorted if trading of certain stocks included in an index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of the Fund to purchase put or call options only with respect to an index which the Investment Manager believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

     DEALER OPTIONS. The Fund may engage in transactions involving dealer options as well as exchange-traded options. Options not traded on an exchange generally lack the liquidity of an exchange-traded option, and may be subject to the Fund's restriction on investment in illiquid securities. In addition, dealer options may involve the risk that the securities dealers participating in such transactions will fail to meet their obligations under the terms of the options.

SHORT SALES

     The Fund, may engage in short sales transactions. A short sale that is not made "against the box" is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. When the Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

     The value of securities of any issuer in which the Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. The Fund's ability to enter into short sales transactions is limited by the requirements of the Investment Company Act of 1940 (the "1940 Act").

     Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position.

     In the view of the Securities and Exchange Commission ("SEC"), a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including

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the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by the Fund will be "against the box", or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. The Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

DELAYED-DELIVERY TRANSACTIONS

     The Fund may purchase securities on a delayed delivery or "when issued" basis and may enter into firm commitment agreements (transactions in which the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). Delivery and payment for these securities typically occur 15 to 45 days after the commitment to purchase, but delivery and payment can be scheduled for shorter or longer periods, based upon the agreement of the buyer and the seller. No interest accrues to the purchaser during the period before delivery. The Fund generally does not intend to enter into these transactions for the purpose of leverage, but may sell the right to receive delivery of the securities before the settlement date. The value of the securities at settlement may be more or less than the agreed upon price.

     The Fund will segregate cash, U.S. Government securities or other liquid debt or equity securities in an amount sufficient to meet its payment obligations with respect to any such transactions. To the extent that assets are segregated for this purpose, the Fund's liquidity and the ability of the Investment Manager to manage its portfolio may be adversely affected.

FUTURES TRANSACTIONS

     The Fund may enter into futures contracts for the purchase or sale of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity securities or fixed-income securities. For example, if the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     FUTURES CHARACTERISTICS. A futures contract is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the currency, security or index at the close of the last trading day of the contract and the price at which the currency, security or index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by payment of the change in the cash value of the currency, security or index. No physical delivery of the underlying currency, securities, or securities in the index is made.

     Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the Fund's custodian or such other parties as may be authorized by the SEC (in the name of the futures commission merchant (the "FCM")) an amount of cash or

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U.S. Treasury bills which is referred to as an "initial margin" payment. The nature of initial margin in futures transactions is different from that of margin in security transactions in that a futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions.
Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts customarily are purchased and sold with initial margins that may range upwards from less than 5% of the value of the futures contract being traded. Subsequent payments, called "variation margin", to and from the FCM, will be made on a daily basis as the price of the underlying currency or stock index varies, making the long and short positions in the futures contract more or less valuable. This process is known as "marking to the market." For example, when the Fund has purchased a currency futures contract and the price of the underlying currency has risen, the Fund's position will have increased in value and the Fund will receive from the FCM a variation margin payment equal to that increased value. Conversely, when the Fund has purchased a currency futures contract and the price of the underlying currency has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the FCM. At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an identical opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

     CHARACTERISTICS OF FUTURES OPTIONS. The Fund may also purchase call options and put options on securities or index futures contracts ("futures options"), and the Fund may purchase futures options on currencies. A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option of the same series.

     PURCHASE OF FUTURES. The Fund may purchase a currency futures contract when it anticipates the subsequent purchase of particular securities and has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available, or to attempt to enhance return when it anticipates that future currency exchange rates will be more favorable than current rates. Similarly, when the Investment Manager anticipates a significant stock market or stock market sector advance, the Fund may purchase a stock index futures contract which affords a hedge against not participating in such advance at a time when the Fund is not fully invested in equity securities. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks which may later be purchased (with attendant costs) in an orderly fashion. As such purchase of individual stocks are made, an approximately equivalent amount of stock index futures would be terminated by offsetting sales.

     SALE OF FUTURES. The Fund may sell a currency futures contract to hedge against an anticipated decline in foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities denominated in such currency, or may sell a currency futures contract in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern or correlation between the two currencies. Similarly, the Fund may sell stock index futures contracts in anticipation of or during a general stock market or market sector decline that may adversely affect the market values of the Fund's portfolio of equity securities. To the extent that the Fund's portfolio of equity securities changes in value in correlation with a given stock index, the sale of futures contracts on that index would reduce the risk to the portfolio of a market decline and, by doing so, would provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.

     PURCHASE OF PUT OPTIONS ON FUTURES. The purchase of a put option on a currency, financial or index futures contract is analogous to the purchase of a put on individual stocks, where an absolute level of protection from price fluctuation is sought below which no additional economic loss would be incurred by the Fund. For example, put options on futures may be purchased to hedge a portfolio of stocks or a position in the futures contract upon which the put option is based against a possible decline in market value. The purchase of a put option on a currency futures contract can be used to hedge against unfavorable movements in currency exchange rates, or to attempt to enhance returns in contemplation of movements in such rates.

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     PURCHASE OF CALL OPTIONS ON FUTURES. The purchase of a call option on a currency, financial or index futures contract represents a means of obtaining temporary exposure to favorable currency exchange rate or interest rate movements or temporary exposure to market appreciation with risk limited to the premium paid for the call option. It is analogous to the purchase of a call option on an individual security or index, which can be used as a substitute for a position in the security or index itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or to the price of the underlying currency, security or index itself, the call option may be less risky, because losses are limited to the premium paid for the call option, when compared to the ownership of the underlying currency, security or index futures contract. Like the purchase of a currency, financial or index futures contract, the Fund would purchase a call option on a currency, financial or index futures contract to hedge against an unfavorable movement in exchange rates, interest rates or securities prices.

     LIMITATIONS ON PURCHASE AND SALE OF FUTURES AND FUTURES OPTIONS. The Fund may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% of the value of its net assets would be hedged. In addition, the Fund may not purchase or sell futures or purchase futures options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for futures options would exceed 5% of the market value of the Fund's total assets. In Fund transactions involving futures contracts, to the extent required by applicable SEC guidelines, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of the futures contracts will be segregated with the Fund's Custodian, or in other segregated accounts as regulations may allow, to collateralize the position and thereby to insure that the use of such futures is unleveraged.

     REGULATORY MATTERS. The Company has filed a claim of exemption from registration of the Fund as a commodity pool with the Commodity Futures Trading Commission (the "CFTC"). The Fund intends to conduct its futures trading activity in a manner consistent with that exemption. The Investment Manager is registered with the CFTC as both a commodity pool operator and as a commodity trading advisor.

DEBT SECURITIES

     Under normal market conditions, the Fund will invest at least 25% of its total assets in debt obligations issued or guaranteed by the U.S. Government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational governmental entities, and debt obligations of corporate issuers. Such debt obligations will be rated, at the time of purchase, investment grade by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Moody's Investors Service ("Moody's"), or another recognized rating organization, or if unrated will be determined by the Investment Manager to be of comparable investment quality. Investment grade means the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher-rated securities.

     The Fund may invest up to 5% of its total assets in debt securities rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. Bonds rated below investment grade are often referred to as "junk bonds," and involve greater risk of default or price declines than investment grade securities. The Fund will not invest in securites rated lower than B.

     The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of a debt obligation generally varies inversely with prevailing interest rates.

     RATINGS. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Investment Manager will also monitor issuers of such securities to determine if such issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure their liquidity. In general, debt securities held by the Fund will be treated as investment grade if they are rated by at least one major rating agency in one of its top four rating categories at the time of purchase or, if unrated, are determined by the Investment Manager to be of comparable quality. Investment grade means the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher rated securities. If the rating of an investment grade security held by the Fund is downgraded, the Investment Manager will determine whether it is in the best interests of the Fund to continue to hold the security in its investment portfolio. Refer to the section entitled "Risk Considerations" for the risks associated with below investment grade debt securities.

     GOVERNMENT OBLIGATIONS. U.S. Government obligations include obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities, by the right of the issuer to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     The Fund may invest in sovereign debt obligations of foreign countries. A number of factors affect a sovereign debtor's willingness or ability to repay principal and interest in a timely manner, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

     ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES. The Fund may invest in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or with a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon bonds or step coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings, which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

     PASS THROUGH SECURITIES. The Fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-backed securities, including those issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and the Federal National Mortgage Association ("FNMA").

     GNMA Certificates are mortgage-related securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid on the mortgage pool, net of fees paid to the intermediary and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

     FHLMC issues two types of mortgage pass-through securities: mortgage participation securities ("PCs") and guaranteed mortgage securities ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

     FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Pass-through securities are subject to prepayment risk. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of the Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interest in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

     MUNICIPAL SECURITIES. The Fund may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region, where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary. Such securities must be rated at least A by Standard & Poor's or Moody's.

     The Fund may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

     Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

     MORAL OBLIGATION SECURITIES. Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. The Fund may invest in tax exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

     MUNICIPAL LEASE OBLIGATIONS. The Fund may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. The Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing and certain lease obligations may therefore be considered to be illiquid securities.

     SHORT-TERM OBLIGATIONS. The Fund may invest in short-term municipal obligations. These securities include the following:

     Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

     Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

     Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

     Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through FNMA or GNMA.

     Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

     MORTGAGE-BACKED SECURITIES The Fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on various types of mortgages, including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them if the Investment Manager determines they are consistent with the Fund's investment objectives and policies.

     The value of a mortgage-backed security may change due to shifts in the market's perceptions of the issuer. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage-backed securities are subject to prepayment risk as described above under "Pass Through Securities." Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns. The Fund will invest in CMOs and mortgage-backed securities only if the Investment Manager determines that they are marketable.

     FOREIGN MORTGAGE-RELATED SECURITIES. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g. Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturites of loans.

     ASSET-BACKED SECURITIES The Fund may purchase asset-backed securities, which include undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bonds or limited guarantees. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities ultimately depend upon payment of consumer loans by individuals, and the certificate holder generally has no recourse to the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their returns. (As prepayments flow through at par, total returns would be affected by the prepayments; if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments.) The Fund will invest in asset backed securities only if the Investment Manager determines that they are marketable.

OTHER INCOME-PRODUCING SECURITIES

Other types of income producing securities that the Fund may purchase include, but are not limited to, the following types of securities.

     VARIABLE OR FLOATING RATE OBLIGATIONS. These types of securities bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers of certain financial intermediaries. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

     STANDBY COMMITMENTS. These instruments, which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by the Fund at a specified price.

     TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer, or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

     INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security or an index.

     The Fund will purchase standby commitments, tender option bonds, inverse floaters and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolios.

     INDEX AND CURRENCY-LINKED SECURITIES. The Fund may invest in "index-linked" or "commodity-linked" notes, which are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Fund may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Manager. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Manager. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S and abroad. Certain derivative instruments may be illiquid.

CONVERTIBLE SECURITIES AND WARRANTS

     The Fund may invest in convertible securities and warrants. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

     As a matter of operating policy, the Fund will not invest more than 5% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt, securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised) resulting in a loss of the Fund's entire investment therein.

SYNTHETIC CONVERTIBLE SECURITIES

     The Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or Standard & Poor's and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

PREFERRED STOCK

     The Fund may purchase preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid prior to payment of dividends on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of the holders of preferred stock on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

BORROWING MONEY

     From time to time, it may be advantageous for the Fund to borrow money rather than sell portfolio securities to raise the cash to meet redemption requests. In order to meet such redemption requests, The Fund may borrow from banks or enter into reverse repurchase agreements. The Fund may also borrow up to 5% of the value of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow money for leveraging purposes. The Fund may continue to purchase securities while borrowings are outstanding, but will not do so when the Fund's borrowings (including reverse repurchase agreements) exceed 5% of the value of its total assets. The 1940 Act permits the Fund to borrow only from banks and only to the extent that the value of its total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing), and requires the Fund to take prompt action to reduce its borrowings if this limit is exceeded. For the purpose of the 300% borrowing limitation, reverse repurchase transactions are considered to be borrowings.

     A reverse repurchase agreement involves a transaction by which a borrower (such as the Fund) sells a security to a purchaser (a member bank of the Federal Reserve System or a broker-dealer deemed creditworthy pursuant to standards adopted by the Board of Directors and simultaneously agrees to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

LENDING PORTFOLIO SECURITIES

     The Fund is authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker-dealers or other institutional investors deemed creditworthy pursuant to standards adopted by the Board of Directors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. Government securities or other liquid debt or equity securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities, and a fee and/or a portion of the interest earned on the collateral, less any fees and administrative expenses associated with the loan.

"ROLL" TRANSACTIONS

     The Fund may enter into "roll" transactions, which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitments, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions. The Fund will not enter into roll transactions if, as a result, more than 15% of the Fund's net assets would be segregated to cover such contracts.

INVESTMENT IN ILLIQUID SECURITIES

     The Fund may invest up to 15% of the value of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect to receive approximately the amount at which the Fund values such securities within seven days. The Investment Manager has the authority to determine whether certain securities held by the Fund are liquid or illiquid pursuant to standards adopted by the Board of Directors.

     The Investment Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: the listing of the security on an exchange or national market system; the frequency of trading in the security; the number of dealers who publish quotes for the security; the number of dealers who serve as market makers for the security; the apparent number of other potential purchasers; and the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer).

     The Fund's investments in illiquid securities may include securities that are not registered for resale under the Securities Act of 1933 (the "Securities Act"), and therefore are subject to restrictions on resale. When the Fund purchases unregistered securities, it may, in appropriate circumstances, obtain the right to register such securities at the expense of the issuer. In such cases there may be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the security will be subject to market fluctuations.

     The fact that there are contractual or legal restrictions on resale of certain securities to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Investment Manager may determine in particular cases, pursuant to standards adopted by the Board of Directors, that such securities are not illiquid securities notwithstanding the legal or contractual restrictions on their resale. Investing in Rule 144A securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.

CASH-EQUIVALENT INSTRUMENTS

     Other than as described under INVESTMENT RESTRICTIONS below, the Fund is not restricted with regard to the types of cash-equivalent investments it may make. When the Investment Manager believes that such investments are an appropriate part of the Fund's overall investment strategy, the Fund may hold or invest, for investment purposes, a portion of its assets in any of the following, denominated in U.S. dollars, foreign currencies, or multinational currencies: cash; short-term U.S. or foreign government securities; commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's certificates of deposit or other deposits of banks deemed creditworthy by the Investment Manager pursuant to standards adopted by the Board of Directors; time deposits; bankers' acceptances; and repurchase agreements related to any of the foregoing. In addition, for temporary defensive purposes under abnormal market or economic conditions, the Fund may invest up to 100% of its assets in such cash-equivalent investments.

     A certificate of deposit is a short-term obligation of a commercial bank. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. A repurchase agreement involves a transaction by which an investor (such as the Fund) purchases a security and simultaneously obtains the commitment of the seller (a member bank of the Federal Reserve System or a securities dealer deemed creditworthy by the Investment Manager pursuant to standards adopted by the Board of Directors) to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

PORTFOLIO TURNOVER

     Securities in the Fund's portfolio will be sold whenever the Investment Manager believes it is appropriate to do so, regardless of the length of time that securities have been held, and securities may be purchased or sold for short-term profits whenever the Investment Manager believes it is appropriate or desirable to do so. Turnover will be influenced by sound investment practices, the Fund's investment objective, and the need for funds for the redemption of the Fund's shares.


     For example, a 100% portfolio turnover rate would occur if the value of purchases or sales of portfolio securities (whichever is less) by the Fund for a year (excluding purchases of U.S. Treasury issues and securities with a maturity of one year or less) were equal to 100% of the average monthly value of the securities held by the Fund during such year. As a result of the manner in which turnover is measured, a high turnover rate could also occur during the first year of the Fund's operations, and during periods when the Fund's assets are growing or shrinking. A high portfolio turnover rate would increase the Fund's brokerage commission, expenses and other transaction costs, and may increase its taxable capital gains.


INVESTMENT AND RISK CONSIDERATIONS

INVESTMENTS IN FOREIGN SECURITIES GENERALLY

     Investments in foreign securities may offer investment opportunities and potential benefits not available from investments solely in securities of U.S. issuers. Such benefits may include higher rates of interest on debt securities than are available from domestic issuers, the opportunity to invest in foreign issuers that appear, in the opinion of the Investment Manager, to offer better opportunity for long-term capital appreciation than investments in securities of U.S. issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign markets that do not necessarily move in a manner parallel to U.S. stock markets.

     At the same time, however, investing in foreign securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar, and a change in the exchange rate of one or more foreign currencies could reduce the value of certain portfolio securities. Currency exchange rates may fluctuate significantly over short periods of time, and are generally determined by the forces of supply and demand and other factors beyond the Fund's control. Changes in currency exchange rates may, in some circumstances, have a greater effect on the market value of a security than changes in the market price of the security. To the extent that a substantial portion of the Fund's total assets is denominated or quoted in the currency of a foreign country, the Fund will be more susceptible to the risk of adverse economic and political developments within that country. As discussed above, the Fund may employ certain investment techniques to hedge its foreign currency exposure; however, such techniques also entail certain risks.

     In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of expropriation, nationalization, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and the use or removal of funds or other assets of the Fund, including the withholding of tax on interest, dividends and other distributions and limitations on the repatriation of currencies. In addition, the Fund may experience difficulties or delays in obtaining or enforcing judgments. Foreign securities may be subject to foreign government taxes that could reduce the yield and total return on such securities.

     Foreign equity securities may be traded on an exchange in the issuer's country, an exchange in another country, or over-the-counter in one or more countries. Most foreign securities markets, including over-the-counter markets, have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. Issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell that security, could result in possible liability of the Fund to the purchaser. Delays in settlement could adversely affect the Fund's ability to implement its investment strategies and to achieve its investment objectives.

     In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets. Investments in foreign securities may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, the expense of maintaining securities with foreign custodians and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

     Investment in debt securities of supranational organizations involves additional risks. Such organizations' debt securities generally are not guaranteed by their member governments, and payment depends on their financial solvency and/or the willingness and ability of their member governments to support their obligations. Continued support of a supranational organization by its government members is subject to a variety of political, economic and other factors, as well as the financial performance of the organization.

DEPOSITARY RECEIPTS

     In many respects, the risks associated with investing in depositary receipts are similar to the risks associated with investing in foreign equity securities directly. In addition, to the extent that the Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipts to issue and service depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings, involving the foreign issuer in a timely manner.

     The information available for American Depositary Receipts ("ADRs") sponsored by the issuers of the underlying securities is subject to the accounting, auditing, and financial reporting standards of the domestic market or exchange on which they are traded, which standards generally are more uniform and more exacting than those to which many non-domestic issuers may be subject. However, some ADRs are sponsored by persons other than the issuers of the underlying securities. Issuers of the stock on which such ADRs are based are not obligated to disclose material information in the United States. The information that is available concerning the issuers of the securities underlying European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be less than the information that is available about domestic issuers, and EDRs and GDRs may be traded in markets or on exchanges that have lesser standards than those applicable to the markets for ADRs.

     A depositary receipt will be treated as an illiquid security for purposes of the Fund's restriction on the purchases of such securities unless the depositary receipt is convertible into cash by the Fund within seven days.

INVESTMENTS IN SMALLER COMPANIES

     Investment in the securities of companies with market capitalizations below $1 billion involves greater risk and the possibility of greater portfolio price volatility than investing in larger capitalization companies. The securities of small-sized concerns, as a class, have shown market behavior which has had periods of more favorable results, and periods of less favorable results, relative to securities of larger companies as a class. For example, smaller capitalization companies may have less certain growth prospects, and may be more sensitive to changing economic conditions, than large, more established companies. Moreover, smaller capitalization companies often face competition from larger or more established companies that have greater resources. In addition, the smaller capitalization companies in which the Fund may invest may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. Furthermore, securities of such companies are often less liquid than securities of larger companies, and may be subject to erratic or abrupt price movements. To dispose of these securities, the Fund may have to sell them over an extended period of time below the original purchase price. Investments in smaller capitalization companies may be regarded as speculative.

     Securities issued by companies (including predecessors) that have operated for less than three years may have limited liquidity, which can result in their prices being lower than might otherwise be the case. In addition, investments in such companies are more speculative and entail greater risk than do investments in companies with established operating records.

CONVERTIBLE SECURITIES

     Investment in convertible securities involves certain risks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying stock). If the conversion value is low relative to the investment value, the price of the convertible security will be governed principally by its yield, and thus may not decline in price to the same extent as the underlying stock; to the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be influenced increasingly by its conversion value. A convertible security held by the Fund may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

BELOW INVESTMENT GRADE DEBT SECURITIES

     The Fund may invest up to 5% of its total assets in debt securities rated below "Baa" by Moody's, below "BBB" by Standard & Poor's, or below investment grade by another recognized rating agency or, if unrated, judged by the Investment Manager to be of comparable quality. The Fund will not invest in debt securities rated below B. Debt securities rated below investment grade or equivalent ratings, commonly referred to as "junk bonds," are subject to greater risk of loss of income and principal than higher-rated bonds and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates. Junk bonds are generally considered to be subject to greater market risk in times of deteriorating economic conditions, and to wider market and yield fluctuations, than higher-rated securities. Junk bonds may also be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The market for such securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Fund may experience difficulty in valuing such securities and, in turn, its assets. In addition, adverse publicity and investor perceptions about junk bonds, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such securities. The Investment Manager will try to reduce the risk inherent in the Fund's investments in such securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated bonds, the Investment Manager's research and credit analysis are a correspondingly more important aspect of its program for managing the Fund's investments in such debt securities. The Investment Manager will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, or have improved or are expected to improve in the future.

     Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Investment Manager will also monitor issuers of such securities to determine if such issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure their liquidity.

DELAYED-DELIVERY TRANSACTIONS

     The Fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed-delivery transactions. When purchasing securities on a delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss. The Fund may dispose of or renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

OPTIONS

     There are several risks associated with transactions in options on securities, currencies and financial indices. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying instruments; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide, or be compelled at some future date, to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     In addition, when trading options on foreign exchanges, many of the protections afforded to participants in U.S. option exchanges will not be available. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

     Potential losses to the writer of an option are not limited to the loss of the option premium received by the writer, and thus may be greater than the losses incurred in connection with the purchasing of an option.

FUTURES TRANSACTIONS

     There are several risks in connection with the use of futures contracts in the Fund. One risk arises because the correlation between movements in the price of a futures contract and movements in the price of the security or currency which is the subject of the hedge is not always perfect. The price of the futures contract acquired by the Fund may move more than, or less than, the price of the security or currency being hedged. If the price of the future moves less than the price of the security or currency which is the subject of the hedge, the hedge will not be fully effective but, if the price of the security or currency being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the security or currency being hedged has moved in a favorable direction, this advantage will be partially offset by movement in the value of the future. If the price of the futures contract moves more than the price of the security or currency, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the security or currency which is the subject of the hedge.

     To compensate for the imperfect correlation of movements in the price of a security or currency being hedged and movements in the price of the futures, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of the security or currency being hedged, if the historical volatility of the price of such security or currency has been greater than the historical volatility of the security or currency. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the security or currency being hedged is less than the historical volatility of the security or currency.

     Because of the low margins required, futures trading involves a high degree of leverage. As a result, a relatively small investment in a futures contract by the Fund may result in immediate and substantial loss, or gain, to the Fund. A purchase or sale of a futures contract may result in losses in excess of the initial margin for the futures contract. However, the Fund would have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold the instrument after the decline.

     When futures are purchased by the Fund to hedge against a possible unfavorable movement in a currency exchange rate before the Fund is able to invest its cash (or cash equivalents) in stock or debt instruments in an orderly fashion, it is possible that the currency exchange rate may move in a favorable manner instead. If the Fund then decides not to invest in stock or debt instruments at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the security or currency which is the subject of a hedge, the price of futures contracts may not correlate perfectly with movements in the index or currency due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions. This practice could distort the normal relationship between the index or currency and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market may be less onerous than margin requirements in the security or currency market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the index or currency and movements in the price of index or currency futures, a correct forecast of general market or currency trends by the Investment Manager still may not result in a successful hedging transaction over a short time frame.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond the limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.

     Compared to the use of a futures contract, the purchase of an option on a futures contract involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of an index. In addition, daily changes in the value of the option due to changes in the value of the underlying futures contract are reflected in the net asset value of the Fund.

     The Fund will only enter into futures contracts or purchase futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. However, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or futures option or at any particular time. In such event, it may not be possible to close a futures position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In the event futures contracts have been used to hedge a portfolio security or currency, an increase in the price of the security or currency, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the security or currency will, in fact, correlate with the movements in the futures contract and thus provide an offset to losses on a futures contract.

     Successful use of futures by the Fund is subject to the Investment Manager's ability to predict correctly movements in the direction of the security and currency markets. For example, if the Fund hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the Fund would lose part or all of the benefit of the increased value of its stocks which it hedged because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements. Such sales of securities might, but would not necessarily be at increased prices which would reflect the rising market. Similarly, if the Fund purchased currency futures contracts with the intention of profiting from a favorable change in currency exchange rates, and the change was unfavorable, the Fund would incur a loss, and might have to sell securities to meet daily variation margin requirements at a time when it might be disadvantageous to do so. The Investment Manager and its predecessor have been actively engaged in the provision of investment supervisory services for institutional and individual accounts since 1970, but the skills required for the successful use of futures and options on futures are different from those needed to select portfolio securities, and the Investment Manager has limited prior experience in the use of futures or options techniques in the management of assets under its supervision.

OTHER RISK CONSIDERATIONS

     Investment in illiquid securities involves potential delays on resale as well as uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might not be able to dispose of such securities promptly or at reasonable prices.

     A number of transactions in which the Fund may engage are subject to the risks of default by the other party to the transaction. If the seller of securities pursuant to a repurchase agreement entered into by the Fund defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited. Similarly, when the Fund engages in when-issued, reverse repurchase, forward commitment and related settlement transactions, it relies on the other party to consummate the trade; failure of the other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price the Investment Manager believed to be advantageous. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

     Borrowing also involves special risk considerations. Interest costs of borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent the Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those of borrowing.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

     The Fund has adopted certain investment restrictions that are fundamental policies and that may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, as defined in the 1940

Act. The "vote of a majority of the outstanding voting securities" of the Fund, as defined in Section 2(a)(42) of the 1940 Act, means the vote of (i) 67% or more of the voting securities of the Fund present at any meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. These restrictions provide that the Fund may not:

1. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities)

2. Acquire more than 10% of the outstanding voting securities of any one issuer.

3.   Invest in companies for the purpose of exercising control or management.

4. Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated assets are considered to be borrowings. The Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit the Fund from engaging in futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options.

5. Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities.

6. Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and
     (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% of the value of the Fund's total assets.

7. Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

8. Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Company, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders.

9. Purchase portfolio securities from or sell portfolio securities to the officers, directors, or other "interested persons" (as defined in the 1940
     Act) of the Company, other than unaffiliated broker-dealers.

10. Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC.

11. Issue senior securities, except that the Fund may borrow money as permitted by restriction 4 above. This restriction shall not prohibit the Fund from engaging in short sales, options, futures and foreign currency transactions.

12. Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.


OPERATING POLICIES

     The Fund has adopted certain investment restrictions that are not fundamental policies and may be changed by the Board of Directors without approval of the Fund's outstanding voting securities. These restrictions provide that the Fund may not:

1. Invest in interests in oil, gas, or other mineral exploration or development programs.

2. Invest more than 5% of the value of its total assets in the securities of any issuer which has a record of less than three years of continuous operation.

3. Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

4. Purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of "margin" deposits on the Fund's existing futures positions and premiums paid for related options entered into for the purpose of seeking to increase total return would exceed 5% of the value of the Fund's net assets.

5. Invest more than 15% of the value of its net assets in securities that are illiquid.

     The Fund is also subject to other restrictions under the 1940 Act; however, the registration of the Company under the 1940 Act does not involve any supervision by any federal or other agency of the Company's management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.

EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Manager, subject to the overall supervision of the Board of Directors, makes the Fund's investment decisions and selects the broker or dealer to be used in each specific transaction using its best judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of a transaction, the Investment Manager evaluates a wide range of criteria, including any or all of the following: the broker's commission rate, promptness, reliability and quality of executions, trading expertise, positioning and distribution capabilities, back-office efficiency, ability to handle difficult trades, knowledge of other buyers and sellers, confidentiality, capital strength and financial stability, prior performance in serving the Investment Manager and its clients, and other factors affecting the overall benefit to be received in the transaction. When circumstances relating to a proposed transaction indicate to the Investment Manager that a particular broker is in a position to obtain the best execution, the order is placed with that broker. This may or may not be a broker that has provided investment information and research services to the Investment Manager. Such investment information may include, among other things: a wide variety of written reports or other data on individual companies and industries; data and reports on general market or economic conditions; information concerning pertinent federal and state legislative and regulatory developments and other developments that could affect the value of actual or potential investments; information about companies in which the Investment Manager has invested or may consider investing; attendance at meetings with corporate management personnel, industry experts, economists, government personnel, and other financial analysts; comparative issuer performance and evaluation and technical measurement services; subscription to publications that provide investment-related information; accounting and tax law interpretations; availability of economic advice; quotation equipment and services; execution measurement services; market-related and survey data concerning the products and services of an issuer and its competitors or concerning a particular industry that are used in reports prepared by the Investment Manager to enhance its ability to analyze an issuer's financial condition and prospects; and other services provided by recognized experts on investment matters of particular interest to the Investment Manager. In addition, the foregoing services may include the use of, or be delivered by, computer systems whose hardware and/or software components may be provided to the Investment Manager as part of the services. In any case in which information and other services can be used for both research and non-research purposes, the Investment
Manager makes an appropriate allocation of those uses and pays directly for that portion of the services to be used for non-research purposes.

     Subject to the requirement of seeking the best execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable execution, give preference to a broker or dealer that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause the Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. In electing such broker or dealer, the Investment Manager will make a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage services and research and investment information received, viewed in terms of either the specific transaction or the Investment Manager's overall responsibility to the accounts for which the Investment Manager exercises investment discretion. The Investment Manager evaluates all commissions paid in order to ensure that the commissions represent reasonable compensation for the brokerage and research services provided by such brokers. Such investment information as is received from brokers or dealers may be used by the Investment Manager in servicing all of its clients (including the Fund), and the Fund's commissions may be paid to a broker or dealer who supplied research services not used by the Fund. However, the Investment Manager expects that the Fund will benefit overall by such practice because it is receiving the benefit of research services and the execution of such transactions not otherwise available to it without the allocation of transactions based on the recognition of such research services.

     Subject to the requirement of seeking the best execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Fund. The Investment Manager has made and will make no commitments to place orders with any particular broker or group of brokers. The Company anticipates that a substantial portion of all brokerage commissions will be paid to brokers who supply investment information to the Investment Manager.

     The Fund also invests in foreign and/or U.S. securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market or fourth market. When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the counterparty that the Investment Manager believes can provide the best execution, whether or not that counterparty is the primary market maker for that security.

     As noted below, the Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank AG ("Dresdner"). Dresdner Kleinwort Benson North America LLC ("Dresdner Kleinwort Benson") and other Dresdner subsidiaries may be broker-dealers (collectively, the "Dresdner Affiliates"). The Investment Manager believes that it is in the best interests of the Fund to have the ability to execute brokerage transactions, when appropriate, through the Dresdner Affiliates. Accordingly, the Investment Manager intends to execute brokerage transactions on behalf of the Fund through the Dresdner Affiliates, when appropriate and to the extent consistent with applicable laws and regulations, including federal banking laws.

     In all such cases, the Dresdner Affiliates will act as agent for the Fund, and the Investment Manager will not enter into any transaction on behalf of the Fund in which a Dresdner Affiliate is acting as principal for its own account. In connection with such agency transactions, the Dresdner Affiliates will receive compensation in the form of brokerage commissions separate from the Investment Manager's management fee. The Investment Manager's policy is that such commissions must be reasonable and fair when compared to the commissions received by other brokers in connection with comparable transactions involving similar securities and that the commissions paid to a Dresdner Affiliate must be no higher than the commissions paid to that broker by any other similar customer of that broker who receives brokerage and research services that are similar in scope and quality to those received by the Fund.

     The Investment Manager performs investment management and advisory services for various clients, including other registered investment companies, and pension, profit-sharing and other employee benefit plans, as well as individuals. In many cases, portfolio transactions for the Fund may be executed in an aggregated transaction as part of concurrent authorizations to purchase or sell the same security for numerous accounts served by the Investment Manager, some of which accounts may have investment objectives similar to those of the Fund. The objective of aggregated transactions is to obtain favorable execution and/or lower brokerage commissions, although there is no certainty that such objective will be achieved. Although executing portfolio transactions in an aggregated transaction potentially could be either advantageous or disadvantageous to any one or more particular accounts, aggregated transactions in which the Fund participates will be effected only when the Investment Manager believes that to do so will be in the best interest of the Fund, and the Investment Manager is not obligated to aggregate orders into larger transactions. These orders generally will be averaged as to price. When such aggregated transactions occur, the objective will be to allocate the executions in a manner which is deemed fair and equitable to each of the accounts involved over time. In making such allocation decisions, the Investment Manager will use its business judgment and will consider, among other things, any or all of the following: each client's investment objectives, guidelines, and restrictions, the size of each client's order, the amount of investment funds available in each client's account, the amount already committed by each client to that or similar investments, and the structure of each client's portfolio.

DIRECTORS AND OFFICERS

     The names and addresses of the Directors and officers of the Company and their principal occupations and certain other affiliations during the past five years are given below. Unless otherwise specified, the address of each of the following persons is Four Embarcadero Center, San Francisco, California 94111.

     DEWITT F. BOWMAN, (68), Chairman and Director. Mr. Bowman is a Principal of Pension Investment Consulting, with which he has been associated since February 1994. From February 1989 to January 1994, he was Chief Investment Officer for California Public Employees Retirement System, a public pension fund. He serves as a director of RREEF America REIT, Inc. and the Wilshire Target Funds Inc.; and as a trustee of Brandes Institutional International Investment Trust, the Pacific Gas and Electric Nuclear Decommissioning Trust, and the PCG Private Equity Fund.

     PAMELA A. FARR, (53), Director. Ms. Farr is a partner in Best & Co. LLC, a manufacturer and retailer of children's clothing and accessories. From 1991 to 1994, she was President of Banyan Homes, Inc., a real estate development and construction firm; and for eight years she was a management consultant for McKinsey & Company, where she served a variety of Fortune 500 companies in all aspects of strategic management and organizational structure.

     GEORGE B. JAMES, (61), Director. Mr. James is a Senior Vice President and Chief Financial Officer, retiired, of Levi Strauss & Co., with which he was associated since 1985. Mr. James serves as a director of Basic Vegetable Products, Clayton Group, Inc., and Crown Vantage, Inc. Mr. James also serves as a trustee of the Committee for Economic Development and the California Pacific Medical Center Foundation. Previously, Mr. James was Chair of the Advisory Committee to the California Public Employees Retirement System.

     GEORGE G.C. PARKER, (59), Director. Mr. Parker is Associate Dean for Academic Affairs, and Director of the MBA Program and Dean Witter Professor of Finance at the Graduate School of Business at Stanford University, with which he has been associated since 1973. Mr. Parker has served on the Board of Directors of: the California Casualty Group of Insurance Companies since 1977; BB&K Holdings, Inc., a holding company for financial services companies, since 1980; H. Warshow & Sons, Inc., a manufacturer of specialty textiles, since 1982; Zurich Reinsurance Centre, Inc., a large reinsurance underwriter, since 1994; and Continental Airlines, since 1996. Mr. Parker served on the Board of Directors of the University National Bank & Trust Company from 1986 to 1995.


ANTHONY AIN, (40), President. Mr. Ain is a Managing Director and General Counsel of Dresdner RCM, with which he has been associated since 1992. Prior to joining Dresdner RCM, he worked for the United States Securities and Exchange Commission, first as Counsel to Commissioner Joseph A. Grundfest, then as a Senior Special Counsel in the SEC's Division of Market Regulation. Before joining the SEC, he was an associate in the Washington, D.C. office of Fried, Frank, Harris, Shriver & Jacobson, where he practiced securities and banking law. He received his undergraduate degree from Cornell University in 1980 and graduated cum laude in 1984 from the University of Pennsylvania Law School, where he served on the Law Review and was a member of the Order of the Coif. He is a Director of the National Society of Compliance Professionals.



JUDITH W. O'CONNELL (35), Vice President. Ms. O'Connell is a Director and joined Dresdner RCM Global Investors in 1994. She is the Director of Mutual Fund Services and is primarily responsible for the overseeing distribution and marketing efforts for investment companies managed by Dresdner RCM. Ms. O'Connell was with G.T. Capital Management, where she was employed as Director of Mutual Fund Operations. Prior to joining G.T. she worked for five years at The Boston Company Advisors Inc., where she was a Vice President in the Mutual Funds Division responsible for accounting and administration of over fifty international mutual funds. She studied International Business at the University of Copenhagen and completed her BS degree in finance at the University of Massachusetts.




ROBERT J. GOLDSTEIN (36), Vice President and Secretary. Mr. Goldstein is a Director and Associate General Counsel of Dresdner RCM, which he joined in 1997. Prior to joining Dresdner RCM, he was an associate in the New York, London and Prague offices of Weil, Gotshal & Manges where his practice primarily focused on private investment and hedge funds, and international transactional and general corporate matters. Mr. Goldstein holds a B.A. from Hobart College, and graduated from Brooklyn Law School where he was a member of the Brooklyn Law Review and recipient of the Mead Data Central Award for excellence in research and writing and the American Jurisprudence Award for excellence in Secured Transactions and Civil Procedure.





JENNIE KLEIN, (35) Vice President and Treasurer. Ms. Klein, CPA, Director of Commingled Fund Services, joined Dresdner RCM in 1994. She is responsible for fund administration and shareholder record keeping for the Dresdner RCM fund products. Prior to joining Dresdner RCM, she was at G.T. Capital Management where she was the Manager of Financial Reporting and Compliance for their mutual funds. Before joining G.T., Ms. Klein was an auditor at KPMG Peat Marwick. She received a Bachelor of Science degree in Business Administration from San Francisco State University.




KARIN BROTMAN (33), Assistant Secretary. Ms. Brotman joined Dresdner RCM in 1997 and is Assistant Fund Counsel working with investment companies. Prior to joining Dresdner RCM, Karin was a Product Manager at Fidelity Investments in their Legal Department, where she was involved in providing `40 Act regulatory compliance for mutual funds. Previously she was employed as an Account Officer with Fleet Financial Group where she was responsible for negotiating the legal recovery of a distressed asset portfolio. Ms. Brotman holds a B.S. in Business from the University of Connecticut and graduated cum laude from The New England School of Law.




STEVEN WONG, (33), Assistant Treasurer. Mr. Wong, CPA, joined Dresdner RCM in 1994 and is the Manager of Commingled Fund Services. He is responsible for overseeing Dresdner RCM's mutual fund administration which includes financial reporting, compliance, tax reporting, fund accounting, budgeting and shareholder servicing. Prior to joining Dresdner RCM, he was a senior auditor at KPMG Peat Marwick specializing in the audit of investment companies. Before that, he was a fund accountant with Franklin Funds. Mr. Wong received his Bachelor of Science degree in Managerial Economics from the University of California, Davis.


     Regular meetings of the Company's Board of Directors are held on a quarterly basis. The Company's Audit Committee, whose sole present member is DeWitt F. Bowman, meets with its independent accountants to exchange views and information and to assist the full Board in fulfilling its responsibilities relating to corporate accounting and reporting practices. Each Director of the Company receives a fee of $1,000 per year plus $500 for each Board meeting attended and $250 for each Audit Committee meeting attended. Each Director is reimbursed for travel and other expenses incurred in connection with attending Board meetings.

     The following table sets forth the aggregate compensation paid by the Company for the fiscal year ended December 31, 1998, to the Directors and the aggregate compensation paid to the Directors for service on the Board of Directors and that of all other funds in the "Company complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):



                                                             Pension or
                                                             Retirement                                      Total Compensation
                                    Aggregate             Benefits Accrued            Estimated Annual        from the Company
          Director                Compensation               as Part of                 Benefits Upon        and Company Complex
            Name                from the Company        the Company's Expenses           Retirement         Paid to Director (1)
-------------------------      -----------------        ----------------------        -----------------      --------------------
 DeWitt F. Bowman                 $14,500                      $22,785                        N/A                   $14,500
 Pamela A. Farr                   $13,000                      $40,823                        N/A                   $13,000
 Frank P. Greene(2)               $11,250                      $32,556                        N/A                   $11,250
 George B.James(3)                $ 3,250                         None                        N/A                   $ 3,250
 George G.C. Parker               $13,000                      $42,613                        N/A                   $13,000
 Total                            $55,000                                                                           $55,000


_____________________
(1) During the fiscal year ended December 31, 1998, there were twelve funds in the complex.
(2) Mr. Greene served as a Director of the Company from December, 1995 through November 1998.
(3) Mr. James was appointed as a Director of the Global Company on December 14, 1998.

     Each Director of the Company who is not an "interested person" as that term is defined in the 1940 Act, of the Investment Manager may elect to defer receipt of all or a portion of his or her fees for service as a Director in accordance with the terms of a Deferred Compensation Plan for Non-Interested Directors ("Directors' Plan"). Under the Directors' Plan, an eligible Director may elect to have his or her deferred fees deemed invested either in 90-day U.S. Treasury bills, shares of the Common Stock of the Company of which he or she is a Director, or a combination of these options, and the amount of deferred fees payable to such director under the Directors' Plan will be determined by reference to the return on such deemed investments. Generally, the deferred fees (reflecting any earnings, gains or losses thereon) become payable upon the Director's retirement or disability. The obligation to make these payments to the Directors of a Company pursuant to the Directors' Plan is a general obligation of such Company. The Fund may, to the extent permitted by the 1940 Act, invest in 90-day U.S. Treasury bills or the Common Stock of the Company to match its share of the deferred compensation obligation under the Directors' Plan. As of December 31, 1998, no Director or officer of the Company was a beneficial owner of any shares of the outstanding Common Stock of any series of the Company.

THE INVESTMENT MANAGER

     The Board of Directors of the Company has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board of Directors has approved various contracts for designated financial organizations to provide, among other things, day to day management services required by the Fund. The Company has retained as the Fund's Investment Manager, Dresdner RCM Global Investors LLC, a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients. The Investment Manager was established in December of 1998 and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The Investment Manager was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then.

     The Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank, an international banking organization with principal executive offices located at Gallunsanlage 7, 60041 Frankfurt, Germany. With total consolidated assets as of December 31, 1998, of DM714 billion ($426 billion), and approximately 1,600 offices and 45,000 employees in over 60 countries around the world, Dresdner is one of Germany's largest banks. Dresdner provides a full range of banking services including, traditional lending activities, mortgages, securities, project finance and leasing, to private customers and financial and institutional clients. In the United States, Dresdner maintains branches in New York and Chicago and an agency in Los Angeles. As of the date of this SAI, the nine members of the Board of Managers of the Investment Manager are William L. Price (Chairman), Gerhard Eberstadt, George N. Fugelsang, Joachim Madler, Susan C. Gause, Luke D. Knecht, Jeffrey S. Rudsten, William S. Stack, and Kenneth B. Weeman, Jr.


     Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, prohibit certain banking entities, such as Dresdner, from sponsoring, organizing, controlling or distributing the shares of a registered investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities. However, banks and their affiliates generally can act as advisers to investment companies and can purchase shares of investment companies as agent for and upon the order of customers. The Investment Manager believes that it may perform the services contemplated by its investment management agreements with the Company without violating these banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of current requirements, could prevent the Investment Manager from continuing to perform investment management services for the Company.


     The Investment Manager provides the Fund with investment supervisory services pursuant to an Investment Management Agreement, Power of Attorney and Service Agreement (the "Management Agreement") dated as of December 15, 1999. The Investment Manager manages the Fund's investments, provides various administrative services, and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors. The Investment Manager is also the investment manager for Dresdner RCM Growth Equity Fund and Dresdner RCM Small Cap Fund, Dresdner RCM International Growth Equity Fund, each a series of Dresdner RCM Capital Funds, Inc.; Dresdner RCM Large Cap Growth Fund, Dresdner RCM Global Small Cap Fund, Dresdner RCM Global Technology Fund, Dresdner RCM Global Health Care Fund, Dresdner RCM Biotechnology Fund, Dresdner RCM Emerging Markets Fund, Dresdner RCM Tax Managed Growth Fund, Dresdner RCM Global Equity Fund and Dresdner RCM Strategic Income Fund, each a series of Dresdner RCM Global Funds, Inc.; Dresdner RCM Europe Fund, a series of Dresdner RCM Investment Funds Inc.; RCM Strategic Global Government Fund, Inc. and Bergstrom Capital Corporation, each closed-end management investment companies. The Fund's Management Agreement may be renewed from year-to-year after its initial term, provided that any such renewals have been specifically approved at least annually by
(i) the vote of a majority of the Company's Board of Directors, including a majority of the Directors who are not parties to the Management Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval, or
(ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and the vote of a majority of the Directors who are not parties to the contract or interested persons of any such party.


     The Fund has, under its Management Agreement, assumed the obligation for payment of all of its ordinary operating expenses, including: (a) brokerage and commission expenses, (b) federal, state, or local taxes incurred by, or levied on, the Fund, (c) interest charges on borrowings, (d) charges and expenses of the Fund's custodian, (e) investment advisory fees (including fees payable to the Investment Manager under the Management Agreement), (f) legal and audit fees, (g) SEC and "Blue Sky" registration expenses, and (h) compensation, if any, paid to officers and employees of the Company who are not employees of the Investment Manager (see DIRECTORS AND OFFICERS). The Investment Manager is responsible for all of its own expenses in providing services to the Fund. Expenses attributable to the Fund are charged against the assets of the Fund.

     The Investment Manager has voluntarily agreed to limit the Fund's expenses as described in the Prospectus. The Fund has agreed to reimburse the Investment Manager, for a period of up to five years, for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. This obligation will not be recorded on the books of the Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of the Fund fall below the expense cap, the reimbursement to the Investment Manager will be accrued by the Fund as a liability.

     The Fund's Management Agreement provides that the Investment Manager will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Manager's reckless disregard of its duties and obligations under the Management Agreement. The Company has agreed to indemnify the Investment Manager out of the assets of The Fund, against liabilities, costs and expenses that the Investment Manager may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Manager in connection with the performance of its duties or obligations under the Management Agreement with respect to the Fund or otherwise as investment manager of the Fund. The Investment Manager is not entitled to indemnification with respect to any liability to the Fund or its stockholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Management Agreement.

     The Management Agreement is terminable without penalty on 60 days' written notice by a vote of the majority of the outstanding voting securities of the Fund which is the subject of the Management Agreement, by a vote of the majority of the Company's Board of Directors, or by the Investment Manager on 60 days' written notice and will automatically terminate in the event of its assignment (as defined in the 1940 Act).

THE DISTRIBUTOR

     Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109 (the "Distributor") serves as Distributor to the Fund. The Distributor has provided mutual fund distribution services since 1976, and is a subsidiary of Boston Institutional Group, Inc., which provides distribution and other related services with respect to investment products.

DISTRIBUTION AGREEMENT

     Pursuant to a Distribution Agreement with the Company, the Distributor has agreed to use its best efforts to effect sales of shares of the Fund, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Fund's Management Agreement discussed above. Pursuant to the Distribution Agreement, the Company has agreed to indemnify the Distributor out of the assets of the Fund to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933 arising in connection with the Distributor's activities on behalf of the Company.

     The Company also has an Agreement with the Investment Manager and the Distributor pursuant to which the Distributor has agreed to provide: regulatory, compliance and related technical services to the Company; services with regard to advertising, marketing and promotional activities; and officers to the Company. The Investment Manager is required to reimburse the Company for any fees and expenses of the Distributor pursuant to the Agreement.

THE ADMINISTRATOR

     Effective January 1, 1999, the administrator of the Company is State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, Massachusetts 02109.

     Pursuant to an Administration Agreement with the Company, State Street is responsible for performing all administrative services required for the daily operation of the Company, subject to the control, supervision and direction of the Company and the review and comment by the Company's auditors and legal counsel. State Street has no supervisory responsibility over the investment operations of the Fund. Administrative services performed by State Street include, but are not limited to, the following: overseeing the determination and publication of the Company's net asset value; overseeing the maintenance by the Company's custodian of certain book and records of the Company; preparing the Company's federal, state and local income tax returns; arrange for payment of the Company's expenses; and preparing the financial information for the Company's semi-annual and annual reports, proxy statements and other communications.

     For its services, State Street receives annual fees pursuant to the following schedule:

                                                 ANNUAL FEE
     Average Assets                     Expressed in Basis Points: 1/100 of 1%

     First $250 Million/Fund                      2.50
     Next $250 Million/Fund                       1.75
     Thereafter                                   1.00
     Minimum/Fund                                 $57,500

     Fees are calculated by multiplying each Average Asset Break Point in the above schedule by the number of Funds in the Dresdner RCM complex to determine the breakpoints used in the schedule. Total net assets of the Fund will be used to calculate the fee by multiplying the net assets of the Funds by the basis point fees in the above schedule. The minimum fee will be calculated by multiplying the minimum fee by the number of Funds in the complex to arrive at the total minimum fee. The greater of the basis point fee or the minimum fee will be allocated equally to each Fund in the complex.

SERVICE PROVIDERS

     State Street acts as the transfer agent, redemption agent and dividend paying agent for the Fund. State Street also acts as custodian for the Fund. The custodian is responsible for the safekeeping of the Fund's assets and the appointment of any subcustodian banks and clearing agencies.

     State Street's principal business address is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

     PricewaterhouseCoopers LLP ("PWC") acts as the independent public accountants for the Fund. The accountant examines financial statements for the Fund and provides other audit, tax, and related services. PWC's principal business address is One Post Office Square, Boston, Massachusetts 02109.

NET ASSET VALUE

     For purposes of the computation of the net asset value of each share of the Fund, equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of regular trading on the day the securities are being valued, unless the Board of Directors or a duly constituted committee of the Board determines that such price does not reflect the fair value of the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Investment Manager to be the primary market for the securities. If there has been no sale on such day, the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as a duly constituted committee of the Board of Directors determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market that are not listed on the NASDAQ Stock Market or a similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available such securities will be valued by whatever means a duly constituted committee of the Board of Directors deems appropriate to reflect their fair value.

     Futures contracts and related options are valued at their last sale or settlement price as of the close of the exchange on which they are traded or, if no sales are reported, at the mean between the last reported bid and asked prices. All other assets of the Fund will be valued in such manner as a duly constituted committee of the Board of Directors in good faith deems appropriate to reflect their fair value.

     Trading in securities on foreign exchanges and over-the-counter markets is normally completed at times other than the close of regular trading on the New York Stock Exchange. In addition, foreign securities and commodities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Directors determines that a particular event would materially affect net asset value, in which case an adjustment will be made.

     Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of net asset value into U.S. dollars at the spot exchange rates at 12:00 p.m. Eastern time or at such other rates as the Investment Manager may determine to be appropriate in computing net asset value.

     Debt obligations with maturities of 60 days or less are valued at amortized cost. The Company may use a pricing service approved by the Board of Directors to value other debt obligations. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual rating characteristics, indications of value from dealers, and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Investment Manager under the general supervision of the Board of Directors. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations equal fair market value.


     The Board of Directors of the Company has adopted guidelines and procedures for valuing portfolio securities for which market quotations are not readily available and has delegated to a Pricing Committee the responsibility for determining the basis for pricing such securities. Such pricing may be used only when no reliable external price is available from a pricing service, from a dealer quotation, or from a recent sale.


PURCHASE AND REDEMPTION OF SHARES

     The price paid for purchase and redemption of shares of the Fund is based on the net asset value per share, which is normally calculated once daily at the close of regular trading (normally 4:00 P.M. Eastern time) on the New York Stock Exchange on each day that the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day,President's Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by Boston Financial Data Services ("BFDS") prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to BFDS. The Company reserves the right in its sole discretion to suspend the continued offering of its Fund's shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Fund and its respective shareholders.

REDEMPTION OF SHARES

     Payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Under such circumstances, payment of the redemption price could be made either in cash or in portfolio securities taken at their value used in determining the redemption price (and, to the extent practicable, representing a pro rata portion of each of the portfolio securities held by the Fund), or partly in cash and partly in portfolio securities. Payment for shares redeemed also may be made wholly or partly in the form of a pro rata portion of each of the portfolio securities held by the Fund at the request of the redeeming stockholder, if the Company believes that honoring such request is in the best interests of such series. If payment for shares redeemed were to be made wholly or partly in portfolio securities, brokerage costs would be incurred by the stockholder in converting the securities to cash.

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     Each income dividend and capital gain distribution, if any, declared by the Fund will be paid in full and fractional shares based on the net asset value as determined on the payment date for such distribution, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or other distribution portion thereof in cash. Changes in the manner in which dividend and other distribution payments are paid may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the appropriate Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.

REGULATED INVESTMENT COMPANY

     The Company intends to qualify the Fund for treatment as a "regulated investment company" under Subchapter M of the Code. The Fund is treated as a separate corporation for tax purposes and thus the provisions of the Code generally applicable to regulated investment companies are applied separately to the Fund. In addition, net capital gains (the excess of net long-term capital gain over net short-term capital loss), net investment income, and operating expenses are determined separately for the Fund. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax with respect to net investment income and net realized capital gains distributed to its stockholders.

     To qualify as a regulated investment company under Subchapter M, generally the Fund must: (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies and certain other income (including gains from certain options, futures and forward contracts), ("Income Requirement"); and (ii) diversify its holdings so that, at the end of each fiscal quarter, (a) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     In any taxable year in which the Fund so qualifies and distributes at least 90% of the sum of its investment company taxable income (consisting of net investment income, the excess of net short-term capital gains over net long-term capital losses and net gains from certain foreign currency transactions) and its net tax-exempt interest income (if any) ("Distribution Requirement"), it will be taxed only on that portion, if any, of such investment company taxable income and any net capital gain that it retains. The Fund expect to so distribute all of such income and gains on an annual basis and thus will generally avoid any such taxation.

     Even if the Fund qualifies as a "regulated investment company," it may be subject to a federal excise tax unless it meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% ("Excise Tax") is imposed on the excess of a regulated investment company's "required distribution" for a calendar year ending within the regulated investment company's taxable year over the "distributed amount" for that calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income and net gains from certain foreign currency transactions) for the calendar year, (ii) 98% of capital gain net income (generally both long-term and short-term capital gain) for the one-year period ending on October 31 (as though that period were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the Fund pays income tax for the year. The Fund intends to meet these distribution requirements to avoid Excise Tax liability.

     Stockholders who are subject to federal or state income or franchise taxes will be required to pay taxes on dividend and capital gain distributions they receive from the Fund whether paid in additional shares of the Fund or in cash. To the extent that dividends received by the Fund would qualify for the 70% dividends-received deduction available to corporations, the Fund must designate in a written notice to stockholders, within 60 days after the close of the Fund's taxable year, the amount of the Fund's dividends that would be eligible for this treatment. In order to qualify for the dividends-received deduction with respect to a dividend paid on Fund shares, a corporate stockholder must hold the Fund shares for at least 45 days during the 90 day period that begins 45 days before the shares become ex-dividend with respect to the dividend. Stockholders, such as qualified employee benefit plans, which are exempt from federal and state taxation generally would not have to pay income tax on dividend or capital gain distributions. Prospective tax-exempt investors should consult their own tax advisers with respect to the tax consequences of an investment in the Fund under federal, state, and local tax laws.

WITHHOLDING

     Dividends paid by the Fund to a stockholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign stockholder") generally will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply, however, if a dividend paid by the Fund to a foreign stockholder is "effectively connected" with the conduct of a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gain to foreign stockholders who are neither U.S. resident aliens nor engaged in a U.S. trade or business generally are not subject to withholding or U.S. federal income tax.

FOREIGN CURRENCY, OPTIONS, FUTURES AND FORWARD CONTRACTS

     Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures, and forward contracts derived by the Fund with respect to its business of investing in securities of foreign currencies, will qualify as permissible income under the Income Requirement.

SECTION 1256 CONTRACTS

     Many of the options, futures contracts and forward contracts entered into by the Fund are "Section 1256 contracts." Any gains or losses realized on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses, although certain foreign currency gains and losses from such contracts may be treated as ordinary income in character. Section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the Excise Tax, on October 31 or such other dates as prescribed under the Code), other than Section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. The 60% portion of gains on Section 1256 contracts that is treated as long-term capital gain will qualify for the reduced maximum tax rates on net capital gain -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 12 months.

STRADDLE RULES

     Generally, the hedging transactions and other transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the amount, character and timing of recognition of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle position may be deferred under the straddle rules, rather than being taken into account for the taxable year in which these losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions and options, futures and forward contracts to the Fund are not entirely clear.

     Hedging transactions may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to stockholders. The Fund may make one or more elections available under the Code which are applicable to straddle positions. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to elections made. The rules applicable under certain elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because the application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

SECTION 988 GAINS AND LOSSES

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in foreign currency and on the disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuation in the value of foreign currency between the date of acquisition of the debt security, contract or option and the date of disposition thereof are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to stockholders as ordinary income.

FOREIGN TAXES

     The Fund may be required to pay withholding and other taxes imposed by foreign countries which would reduce the Fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's stockholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, stockholders generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) their pro rata shares of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) their pro rata shares of foreign taxes in computing their taxable income or to use such amount (subject to limitations) as a foreign tax credit against their U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a stockholder who does not itemize deductions. Each stockholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will be "passed-through" for that year.

     The foregoing is a general abbreviated summary of present U.S. federal income tax laws applicable to the Fund, their stockholders and dividend and capital gain distributions by the Fund. Stockholders are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and other distributions received from the Fund.

INVESTMENT RESULTS

Average annual total return ("T") of the Fund is calculated as follows: an initial hypothetical investment of $1,000 ("P") is divided by the net asset value of shares of the Fund as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividend and capital gain distributions by the Fund are paid at net asset value on the payment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through distributions is multiplied by the net asset value per share of the Fund as of the end of the period ("n") to determine ending redeemable value ("ERV"). The ending value divided by the initial investment converted to a percentage equals total return. The formula thus used, as required by the SEC, is:

                                         n
                                   P(1+T) = ERV

     The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividend and capital gain distributions and changes in share price during the period.

     This formula reflects the following assumptions: (i) all share sales at net asset value, without a sales load reduction from the $1,000 initial investment; (ii) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board of Directors; and
(iii) complete redemption at the end of any period illustrated. Total return may be calculated for one year, five years, ten years, and for other periods, and will typically be updated on a quarterly basis. The average annual compound rate of return over various periods may also be computed by using ending values as determined above.

     Quotations of the Fund's yield are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following SEC formula:

                     6
YIELD = 2[(a - b + 1) - 1]
         -------
           cd

Where a = dividend and interest income during the period

      b = expenses accrued during the period (net of reimbursements) c = average daily number of shares outstanding during the period that were entitled to receive dividends
      d = maximum net offering price per share on the last day of the period

     In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements and stockholder reports other total return performance data based on time-weighted, monthly-linked total returns computed on the percentage change of the month end net asset value of the Fund after allowing for the effect of any cash additions and withdrawals recorded during the month. Returns may be quoted for the same or different periods as those for which average total return is quoted. The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses, so that any investment results reported should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Results also should be considered relative to the risks associated with the Fund's investment objective and policies.

     The Fund may from time to time compare its investment results with data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc. and Morningstar, Inc., which rank mutual funds by overall performance, investment objectives, and assets.

     In addition, the Fund may from time to time compare their performance with one or more of the following:

     1. THE S&P 500 COMPOSITE INDEX which is a capitalization-weighted index of 500 stocks that attempts to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing major industries.

     2. THE LEHMAN BROTHERS AGGREGATE INDEX which is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at leat one year.

     3.   THE LIPPER BALANCED FUND INDEX


GENERAL INFORMATION

     The Global Company was incorporated in Maryland as open-end management investment company in September 1995.

     The authorized capital stock of the Global Company is 1,000,000,000 shares of capital stock (par value $.0001 per share), of which 25,000,000 shares have been designated as shares of the Balanced Fund. The Board of Directors of the Company may, in the future, authorize the issuance of other classes of shares of the Fund, or of other series of capital stock representing shares of additional investment portfolios or funds.

DESCRIPTION OF CAPITAL SHARES

     All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved affects only one series. There are no conversion or preemptive rights in connection with any shares. All shares of the Fund when duly issued will be fully paid and non-assessable. The rights of the holders of shares of the Fund may not be modified except by vote of the majority of the outstanding shares of the Fund. Certificates are not issued unless requested and are never issued for fractional shares. Fractional shares are liquidated when an account is closed.

     Shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of all series of the Company's shares voting for the election of the directors can elect 100% of the directors of the Company if they wish to do so. In such event, the holders of the remaining less than 50% of the shares of the Company voting for the election of directors will not be able to elect any person to the Board of Directors of the Company.

     The Company is not required to hold a meeting of stockholders in any year in which the 1940 Act does not require a stockholder vote on a particular matter, such as election of directors. The Company will hold a meeting of its stockholders for the purpose of voting on the question of removal of one or more directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and will assist in communicating with its stockholders as required by Section 16(c) of the 1940 Act.

     Stockholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law or its Articles of Incorporation or Bylaws, the Company generally may take or authorize any extraordinary action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Company or may take or authorize any routine action upon approval of a majority of the votes cast.

     Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets as are declared in the discretion of the Board of Directors. In the event of the liquidation or dissolution of either Company, stockholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such general basis as the Board of Directors may determine.

ADDITIONAL INFORMATION

COUNSEL


     Certain legal matters in connection with the capital shares offered by the Prospectus have been passed upon for the Fund by Paul, Hastings, Janofsky & Walker LLP. The validity of the capital stock offered by the Fund has been passed upon by Venable, Baetjer and Howard, LLP. Paul, Hastings, Janofsky & Walker LLP has acted and will continue to act as counsel to the Investment Manager in various matters.


LICENSE AGREEMENT

     Under License Agreements dated as of December 11, 1997, the Investment Manager has granted the Company the right to use the "Dresdner RCM" name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company. In addition, the Company has granted the Investment Manager, under certain conditions, the right to use any other name it might assume in the future, with respect to any other investment company sponsored by the Investment Manager.

REGISTRATION STATEMENT

     The Fund's Prospectus and this SAI do not contain all of the information set forth in the Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statement and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates. It is also available on the SEC's Internet Web site at http://www.sec.gov. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Company's registration statement, such statement being qualified in all respects by such reference.

                                       PART C

                                 OTHER INFORMATION


ITEM 23.    EXHIBITS.

       1.   (a)     Articles of Incorporation of Registrant are incorporated
                    herein by reference to Exhibit 1 of Pre-Effective Amendment
                    No.1.

            (b) Articles Supplementary to Articles of Incorporation of Registrant with respect to RCM Global Health Care Fund, RCM Global Small Cap Fund and RCM Large Cap Growth Fund, (currently known as Dresdner RCM Global Health Care Fund, Dresdner RCM Global Small Cap Fund and Dresdner RCM Large Cap Growth Fund, respectively), are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 2.

            (c) Articles Supplementary to Articles of Incorporation of Registrant with respect to Dresdner RCM Emerging Markets Fund are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 5.

            (d) Articles Supplementary to Articles of Incorporation of Registrant with respect to Dresdner RCM Biotechnology Fund are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 6.

            (e) Articles of Amendment to Articles of Incorporation of Registrant with respect to Dresdner RCM Global Technology Fund, Dresdner RCM Global Health Care Fund, Dresdner RCM Global Small Cap Fund and Dresdner RCM Large Cap Growth Fund, are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 6.

            (f) Articles of Amendment to Articles of Incorporation of Registrant with respect to changing the corporate name of Dresdner RCM Equity Funds, Inc. to Dresdner RCM Global Funds, Inc. are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 10.

            (g) Articles of Amendment to Articles of Incorporation of Registrant, with respect to changing the name of the existing shares of capital stock of its Dresdner RCM Large Cap Growth Fund, Dresdner RCM Global Small Cap Fund, Dresdner RCM Global Technology Fund, and Dresdner RCM Emerging Markets Fund are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 10.

            (h) Articles Supplementary to Articles of Incorporation of Registrant with respect to establishing a new class of capital stock for its Dresdner RCM Large Cap Growth Fund, Dresdner RCM Global Small Cap Fund, Dresdner RCM Global Technology Fund and Dresdner RCM Emerging Markets Fund and establishing three new series of capital stock, Dresdner RCM Tax Managed Growth Fund, Dresdner RCM Global Equity Fund and Dresdner RCM Strategic Income Fund are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 10.

            (i) Articles Supplementary to Articles of Incorporation of Registrant with respect to Dresdner RCM Balanced Fund is filed herein as Exhibit 1(i).

       2.   (a)     Bylaws of Registrant are incorporated herein by reference to
                    Exhibit 2 of Pre-Effective Amendment No. 2.

            (b) Form of Amendments to Bylaws of Registrant are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 3.

       3.   (a)     Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Global Technology
                    Fund (currently known as Dresdner RCM Global Technology
                    Fund), and excerpts from Articles of Incorporation and Bylaws, are incorporated herein by reference to Exhibit 4 of Pre-Effective Amendment No. 2.

            (b) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Global Health Care Fund (currently known as Dresdner RCM Global Health Care Fund), is incorporated herein by reference to Exhibit 4(b) of Post-Effective Amendment No. 1.

            (c) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Global Small Cap Fund (currently known as Dresdner RCM Global Small Cap
                    Fund), is incorporated herein by reference to Exhibit 4(c) of Post-Effective Amendment No. 1.

            (d) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Large Cap Growth Fund (currently known as Dresdner RCM Large Cap Growth
                    Fund), is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 1.

            (e) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of Dresdner RCM Emerging Markets Fund, is incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 2.

            (f) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of Dresdner RCM Biotechnology Fund, is incorporated herein by reference to
                    Exhibit 4(f) of Post-Effective Amendment No. 5.

            (g) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Large Cap Growth Fund Class N shares, is incorporated herein by reference to Exhibit 4(g) of Post-Effective Amendment No. 10.

            (h) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Global Small Fund Class N shares, is incorporated herein by reference to Exhibit 4(h) of Post-Effective Amendment No. 10.

            (i) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Global Technology Fund Class N shares, is incorporated herein by reference to Exhibit 4(i) of Post-Effective Amendment No. 10.

            (j) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Emerging Markets Fund Class N shares, is incorporated herein by reference to Exhibit 4(j) of Post-Effective Amendment No. 10.

            (k) Proof of specimen of certificates for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Tax Managed Growth Fund Class N and I shares, are incorporated herein by reference to Exhibit 4(k) of Post-Effective Amendment No. 10.

            (l) Proof of specimen of certificates for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Global Equity Fund Class N and I shares, are incorporated herein by reference to Exhibit 4(l) of Post-Effective Amendment No.10.

            (m) Proof of specimen of certificates for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Strategic Income Fund Class N and I shares, are incorporated herein by reference to Exhibit 4(m) of Post-Effective Amendment No. 10.

            (n) Proof of specimen of certificate for capital stock ($.0001 par value) of Registrant, on behalf of its Dresdner RCM Balanced Fund, is incorporated herein by reference to
                    Exhibit 3(n) of Post-Effective Amendment No. 12.

       4.   (a)     Investment Management Agreement, Power of Attorney and
                    Service Agreement between Registrant, on behalf of RCM
                    Global Technology Fund (currently known as Dresdner RCM
                    Global Technology Fund), and RCM Capital Management, L.L.C.,
                    (currently known as Dresdner RCM Global Investors LLC), dated as of June 14, 1996, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 1.

            (b) Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Global Health Care Fund (currently known as Dresdner RCM Global Health Care Fund) and RCM Capital Management, L.L.C., (currently known as Dresdner RCM Global Investors LLC) dated as of December 27, 1996 and Appendix A (Schedule of Fees) dated as of December 30, 1997, are incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 6.

            (c) Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Global Small Cap Growth Fund (currently known as Dresdner RCM Small Cap Growth Fund), and RCM Capital Management, L.L.C., (currently known as Dresdner RCM Global Investors
                    LLC) dated as of December 27, 1996 and Appendix A (Schedule of Fees) dated as of December 30, 1997, are incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 6.

            (d) Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Large Cap Growth Fund, (currently known as Dresdner RCM Large Cap Growth Fund) and RCM Capital Management, L.L.C., (currently known as Dresdner RCM Global Investors LLC) dated as of December 27, 1996 and Appendix A (Schedule of Fees) dated as of December 30, 1997, are incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 6.

            (e) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of Fees) between Registrant, on behalf of Dresdner RCM Emerging Markets Fund and RCM Capital Management, L.L.C. (currently known as Dresdner RCM Global Investors LLC) dated as of December 30, 1997, are incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 6.

            (f) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of Fees) between Registrant, on behalf of Dresdner RCM Biotechnology Fund and Dresdner RCM Global Investors LLC dated as of December 30, 1997, are incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 6.

            (g) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of Fees) between Registrant, on behalf of Dresdner RCM Tax Managed Growth Fund and Dresdner RCM Global Investors LLC dated as of December 30, 1998, are incorporated herein by reference to
                    Exhibit 5(g) of Post-Effective Amendment No. 10.

            (h) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of Fees) between Registrant, on behalf of Dresdner RCM Global Equity Fund and Dresdner RCM Global

                    Investors LLC dated as of December 30, 1998, are incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 10.

            (i) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of Fees) between Registrant, on behalf of Dresdner RCM Strategic Income Fund and Dresdner RCM Global Investors LLC dated as of December 30, 1998, are incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 10.

            (j) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of Fees) between Registrant, on behalf of its Dresdner RCM Balanced Fund and Dresdner RCM Global Investors LLC dated as of December 15, 1999 are filed herein as Exhibit 4(j).

       5.   (a)     Distribution Agreement between Registrant and Funds
                    Distributor Inc., dated June 13, 1996 is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No.
                    1.

            (b) Service Agreement among RCM Capital Management, a California Limited Partnership, (currently known as Dresdner RCM Global Investors LLC), RCM Equity Funds, Inc., RCM Capital Funds, Inc. (currently known as Dresdner RCM Global Funds, Inc. and Dresdner RCM Capital Funds, Inc., respectively) and Funds Distributor, Inc. ("FDI"), dated June 13, 1996, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 1.

            (c) Fee Letter Agreement between Registrant, RCM Capital Management, a California Limited Partnership, (currently known as Dresdner RCM Global Investors LLC), RCM Equity Funds, Inc., RCM Capital Funds, Inc. (currently known as Dresdner RCM Global Funds, Inc. and Dresdner RCM Capital Funds, Inc., respectively) and Funds Distributor Inc., dated June 13, 1996 is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 1.

            (d) Form of Selling Agreement is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 1.

       6.   None

       7.   (a)     Custodian Contract and remuneration schedule between
                    Registrant, on behalf of RCM Global Technology Fund
                    (currently known as Dresdner RCM Global Technology Fund) and
                    State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No.
                    5.

            (b) Form of Amendment to Custodian Contract between Registrant, on behalf of RCM Global Health Care Fund (currently known as Dresdner RCM Global Health Care Fund), and State Street Bank and Trust Company is incorporated herein by reference to
                    Exhibit 8(b) of Post-Effective Amendment No. 1.

            (c) Form of Amendment to Custodian Contract between Registrant, on behalf of RCM Global Small Cap Fund (currently known as Dresdner RCM Global Small Cap Fund), and State Street Bank and Trust Company is incorporated herein by reference to
                    Exhibit 8(c) of Post-Effective Amendment No. 1.

            (d) Form of Amendment to Custodian Contract between Registrant, on behalf of RCM Large Cap Growth Fund (currently known as Dresdner RCM Large Cap Growth Fund), and State Street Bank and Trust Company is incorporated herein by reference to
                    Exhibit 8(d) of Post-Effective Amendment No. 1.

            (e) Custodian Agreement between Registrant, on behalf of Dresdner RCM Emerging Markets Fund, and Brown Brothers Harriman & Co. is incorporated herein as Exhibit 8(e) of Post-Effective Amendment No. 6.

            (f) Amendment to Custodian Agreement between Registrant on behalf of Dresdner RCM Emerging Markets Fund and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 6.

            (g) Form of Amendment to Custodian Contract between Registrant, on behalf of Dresdner RCM Biotechnology Fund, and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 5.

            (h) Form of Amendment to Custodian Contract between Registrant, on behalf of Dresdner RCM Tax Managed Growth Fund, Dresdner RCM Global Equity Fund, and Dresdner RCM Strategic Income Fund is incorporated herein by reference to Exhibit 8(h) of Post-Effective Amendment No. 8.

            (i) Form of Amendment to Custodian Contract between Registrant, on behalf of Dresdner RCM Balanced Fund and State Street Bank and Trust Company is filed herein as Exhibit 7(i).

       8.   (a)     License Agreement between Dresdner RCM Global Investors LLC and Registrant relating to the use by Registrant of the mark
                    "Dresdner RCM", is incorporated herein by reference to
                    Exhibit 9(a) of Post-Effective Amendment No. 6.

            (b) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 10.

            (c) Form of Administration Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by referenced to Exhibit 8(c) of Post-Effective Amendment No. 11.

       9.   (a)     Opinion and consent of Venable, Baetjer and Howard LLP in
                    connection with the establishment of the Dresdner RCM Tax
                    Managed Growth Fund, Dresdner RCM Strategic Income Fund and
                    Dresdner RCM Strategic Income Fund, is incorporated herein by reference to Exhibit 10(b) of Post-Effective Amendment
                    No. 10.

            (b) Opinion and consent of Venable, Baetjer and Howard LLP in connection with the issuance of Class N shares of the Dresdner RCM Large Cap Growth Fund, Dresdner RCM Global Small Cap Fund, Dresdner RCM Global Technology Fund and Dresdner RCM Emerging Markets Fund, is incorporated herein by reference to Exhibit 10(c) of Post-Effective Amendment No. 10.

            (c) Opinion and consent of Venable, Baetjer and Howard LLP in connection with the issuance of Class I shares of the Dresdner RCM Balanced Fund is filed herein as Exhibit 9(c).

       10.  (a)     Power of Attorney for DeWitt F. Bowman, Pamela A. Farr,
                    George G.C. Parker and George B. James is filed herein as
                    Exhibit 10(a).

       11.  None

       12.  (a)     Investment Letter of initial investors in the Technology
                    Fund is incorporated herein by reference to Exhibit 13 of Pre-Effective Amendment No. 1.

            (b) Investment Letter of initial investors in the Large Cap Fund, Global Small Cap Fund and Health Care Fund is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 7.

            (c) Subscription Agreement for initial Stockholder of the Dresdner RCM Biotechnology Fund is incorporated herein by reference to Exhibit 13(c) of Post-Effective Amendment No. 7

            (d) Subscription Agreement for initial Stockholder of the Dresdner RCM Emerging Markets Fund is incorporated herein by reference to Exhibit 13(d) of Post-Effective Amendment No. 7.

            (e) Investment Letter of initial investor in the Balanced Fund is filed herein as Exhibit 12(c).

       13.  (a)     Form of Rule 12b-1 Plan of Registrant, on behalf of Dresdner
                    RCM Global Health Care Fund is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No.
                    9.

            (b) Form of 12b-1 Plan of Registrant, on behalf of Dresdner RCM Biotechnology Fund is incorporated herein by reference to
                    Exhibit 15(b) of Post-Effective Amendment No. 6.

            (c) Rule 12b-1 Plan of Registrant, on behalf of the Class N shares of the series listed on Appendix A (dated December 14, 1998) is incorporated herein by reference to Post-Effective Amendment No. 10.

       14.  Not applicable

       15. Multiple Class of Shares Plan of Registrant, on behalf of the series listed on Appendix A (dated December 14, 1998) pursuant to Rule 18f-3, is incorporated herein by reference to Post-Effective Amendment No. 10.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

            None

ITEM 25.    INDEMNIFICATION.

            Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify directors and officers of the corporation under various circumstances as provided in such statute. A director or officer who has been successful on the merits or otherwise, in the defense of any proceeding, must be indemnified against reasonable expenses incurred by such person in connection with the proceeding. Reasonable expenses may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, after a determination that the facts then known to those making the determination would not preclude indemnification under the statute, and following receipt by the corporation of a written affirmation by the person that his or her standard of conduct necessary for indemnification has been met and upon delivery of a written undertaking by or on behalf of the person to repay the amount advanced if it is ultimately determined that the standard of conduct has not been met.

            Article VI of the Bylaws of Registrant contains indemnification provisions conforming to the above statute and to the provisions of Section 17 of the Investment Company Act of 1940, as amended.

            The Registrant and the directors and officers of Registrant obtained coverage under an Errors and Omissions insurance policy. The terms and conditions of the policy coverage conforms generally to the standard coverage available throughout the investment company industry. The coverage also applies to Registrant's investment manager and its members and employees.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the provisions of Maryland law and Registrant's Articles of Incorporation and Bylaws, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

            Registrant's investment manager, Dresdner RCM Global Investors LLC, is a Delaware limited liability company, whose two members are Dresdner Bank AG ("Dresdner") and

Dresdner Kleinwort Benson North America, Inc. ("Dresdner Kleinwort Benson"). Dresdner is an international banking organization whose principal executive offices are located at Gallunsanlage 7, 60041 Frankfurt am Main, Frankfurt, Germany. Dresdner Kleinwort Benson is an indirect wholly owned subsidiary of Dresdner whose principal executive offices are located at 75 Wall Street, New York, New York 10005.

       The individuals who sit on the Board of Managers of Dresdner RCM have held the following director or officer positions within the past two fiscal years:




 NAME OF THE OFFICER OR      BUSINESS AFFILIATIONS           ADDRESS
 MEMBER OF THE BOARD OF
       MANAGERS
 Gerhard Eberstadt           Dresdner Bank AG            Jurgen-Ponto-Platz 1
                             (May 1998 - present)        D-60301
                                                         Frankfurt am Main
                                                         Germany

                             Chairman, Dresdner          75 Wall Street
                             Kleinwort Benson North      New York, NY  10005
                             America, Inc. (September
                             1996 - present)

                             Director, KBIMA (December   75 Wall Street
                             1997 - present)             New York,  NY  10005





Leonard H. Fischer           Dresdner Bank AG            Jurgen-Ponto-Platz 1
                             Institutional Asset         D-60301
                             Management (January 1998-       Frankfurt am Main
                             present)                    Germany

 George N. Fugelsang         President, Chief Executive  75 Wall Street
                             Officer, Chairman,          New York NY  10005
                             Dresdner Kleinwort Benson
                             North America LLC
                             (February 1994 - present)

                             Director, Dresdner          75 Wall Street
                             Kleinwort Benson North      New York,  NY  10005
                             America Services LLC
                             (September 1996 -
                             present); Director, KBIMA
                             (December 1997 - present)

                             Director, KBIMA (December   75 Wall Street
                             1997 - present)             New York, NY  10005


 NAME OF THE OFFICER OR      BUSINESS AFFILIATIONS           ADDRESS
 MEMBER OF THE BOARD OF
       MANAGERS
 Susan C. Gause              Dresdner RCM (July 1994 -   Four Embarcadero
                             present)                    Center
                                                         San Francisco, CA
                                                         94111

                             Chief Operating Officer,    Four Embarcadero
                             Senior Managing Director,   Center
                             and Member of the Board of  San Francisco, CA
                             Managers (July 1998-        94111
                             present)

 Luke D. Knecht              Managing Director (July     Four Embarcadero
                             1998-present), Member of    Center
                             the Board of Managers,      San Francisco, CA
                             Dresdner RCM (November      94111
                             1997 - present)

 Joachim Madler              Director, Dresdner Bank AG  Mainzer Lanstrass 15-17
                             (September 1997 - present)  60301 Frankfurt
                                                         Germany

                             Director, KBIMA (December   75 Wall Street
                             1997 - present);            New York, NY  10005

                             Director, Dresdner (South   Singapore
                             East Asia) (October 1997 -
                             present)

                             Managing Director,          Farberstrasse 6,
                             Dresdner Bank (Schweiz) AG  Zurich, Switzerland
                             (November 1997 - present)

                             Chairman, DFV Deutsche      Mainzer Lanstrasse 11-
                             Fonds und                   13
                             Vorsorgeberatungs (July     60301 Frankfurt
                             1996 - June 1997)           Germany

                             Deutscher Investment-Trust  Mainzer Lanstrasse 11-
                             (June 1996 - June 1997)     13
                                                         60301 Frankfurt
                                                         Germany

                             Managing Director, GKS      Windmuhlweg 12
                             Gesellschaft fur            95030 Hof
                             Kontenservice GmbH (June    Germany
                             1994 - June 1997)



 NAME OF THE OFFICER OR      BUSINESS AFFILIATIONS           ADDRESS
 MEMBER OF THE BOARD OF
       MANAGERS
 William L. Price            Chief Executive Officer     Four Embarcadero
                             and Global Chief            Center
                             Investment Officer,         San Francisco, CA
                             Dresdner RCM (July 1998 -   94111
                             present)

                             Chairman and Member of the  Four Embarcadero
                             Board of Managers, Senior   Center
                             Managing Director,          San Francisco, CA
                             Dresdner RCM (December      94111
                             1997 - present)

                             Director, KBIMA (December   75 Wall Street
                             1997- present)              New York, NY  10005

                             Director, Dresdner RCM      10 Fenchurch Street
                             (UK) (January 1998 -        London, UK  EC3M3LB
                             present)

 William S. Stack            Senior Managing Director,   Four Embarcadero
                             Global Equity Chief         Center
                             Investment Officer (July    San Francisco, CA
                             1998 - present); Member of  94111
                             the Board of Managers,
                             Dresdner RCM (August 1994
                             - present)

                             Director, KBIMA (December   75 Wall Street
                             1997- present)              New York, NY  10005
                             Director, Dresdner RCM      10 Fenchurch Street
                             (UK) (January 1998 -        London, UK  EC3M3LB
                             present)

 Kenneth B. Weeman, Jr.      Dresdner RCM (October 1979  Four Embarcadero
                             - present)                  Center
                                                         San Francisco, CA
                                                         94111



   NAME OF THE OFFICER OR       BUSINESS AFFILIATIONS            ADDRESS
   MEMBER OF THE BOARD OF
          MANAGERS
                             Vice Chairman, Senior       Four Embarcadero
                             Managing Director (July     Center
                             1998 - present)             San Francisco, CA
                                                         94111

                             Director, KBIMA (December   75 Wall Street
                             1997- present)              New York, NY 10005

                             Director, Dresdner RCM      10 Fenchurch Street
                             (UK) (January 1998 -        London, UK  EC3M3LB
                             present)

ITEM 27.    PRINCIPAL UNDERWRITERS.

       (a) Funds Distributor, Inc. ("FDI"), whose principal offices are located at 60 State Street, Suite 1300, Boston Massachusetts 02109, is the principal underwriter of Registrant. FDI is an indirect, wholly owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. FDI also serves as principal underwriter of the following investment companies:

            American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
            American Century Government Income Trust
            American Century International Bond Funds
            American Century Investment Trust
            American Century Municipal Trust
            American Century Mutual Funds, Inc.
            American Century Premium Reserves, Inc.
            American Century Quantitative Equity Funds
            American Century Strategic Asset Allocations, Inc.
            American Century Target Maturities Trust
            American Century Variable Portfolios, Inc.
            American Century World Mutual Funds, Inc.
            The Brinson Funds
            Dresdner RCM Capital Funds, Inc.
            Dresdner RCM Investment Funds Inc.
            Founders Funds, Inc.
            Harris Insight Funds Trust
            HT Insight Funds, Inc. d/b/a Harris Insight Funds

            J.P. Morgan Institutional Funds
            J.P. Morgan Funds
            JPM Series Trust
            JPM Series Trust II
            LaSalle Partners Funds, Inc.
            Kobrick-Cendant Investment Trust
            Merrimac Series
            Monetta Fund, Inc.
            Monetta Trust
            The Montgomery Funds I
            The Montgomery Funds II
            The Munder Framlington Funds Trust
            The Munder Funds Trust
            The Munder Funds, Inc.
            National Investors Cash Management Fund, Inc.
            Orbitex Group of Funds
            SG Cowen Funds, Inc.
            SG Cowen Income + Growth Fund, Inc.
            SG Cowen Standby Reserve Fund, Inc.
            SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
            SG Cowen Series Funds, Inc.
            St. Clair Funds, Inc.
            The Skyline Funds
            Waterhouse Investors Family of Funds, Inc.
            WEBS Index Fund, Inc.

            FDI does not act as a depositor or investment adviser of any investment company.

            (b) The directors and executive officers of FDI are set forth below:



 NAME AND PRINCIPAL        POSITIONS AND OFFICES          POSITIONS AND OFFICES
 BUSINESS ADDRESS          WITH FUNDS DISTRIBUTOR, INC.   WITH REGISTRANT
-------------------------------------------------------------------------------

 Marie E. Connolly         Director, President and        None
                           Chief Executive Officer

 George A. Rio             Executive Vice President       President, Treasurer and
                                                          Chief Financial Officer

 Donald R. Roberson        Executive Vice President       None

 William S. Nichols        Executive Vice President       None

 Michael S. Petrucelli     Senior Vice President          None

 Margaret W. Chambers      Senior Vice President,         Vice President and
                           General Counsel and Chief      Secretary
                           Compliance Officer

 Joseph F. Tower III       Director, Senior Vice          None
                           President, Treasurer and
                           Chief Financial Officer

 Paula R. David            Senior Vice President          None

 Gary S. MacDonald         Senior Vice President          None

 Judith K. Benson          Senior Vice President          None

 Bernard A. Whalen         Senior Vice President          None

 William J. Nutt           Chairman and Director          None


            (c)     Not Applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.

            Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of Registrant's investment manager, Dresdner RCM Global Investors LLC, Four Embarcadero Center, San Francisco, California 94111; and/or Registrant's distributor, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.
            Records covering portfolio transactions are also maintained and kept by Registrant's custodian and transfer agent, State Street Bank and Trust Company, U.S. Mutual

Funds Services Division, P.O. Box 1713, Boston,
Massachusetts 02105 and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, with respect to Dresdner RCM Emerging Markets Fund.

ITEM 29.    MANAGEMENT SERVICES.

            None

ITEM 30.    UNDERTAKINGS.

            Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Dresdner RCM Global Funds, Inc. has duly caused this Post-Effective Amendment No. 14 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in San Francisco, California on December 15, 1999.

                             DRESDNER RCM GLOBAL FUNDS, INC.

                             By:   /S/ ANTHONY AIN
                                   -------------------------
                                   President

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       SIGNATURE                               TITLE               DATE

(3)  Directors

     /S/ DEWITT F. BOWMAN*                                    December 15, 1999
     ----------------------
     DeWitt F. Bowman

     /S/ PAMELA A. FARR*                                      December 15, 1999
     ----------------------
     Pamela A. Farr

     /S/ GEORGE B. JAMES **                                   December 15, 1999
     ----------------------
     George B. James

     /S/ GEORGE G.C. PARKER*                                  December 15, 1999
     ----------------------
     George G.C. Parker


By:  /S/ ANTHONY AIN*                                         December 15, 1999
     -----------------
     Anthony Ain
     as Attorney-in-Fact






*    By Anthony Ain, pursuant to Power of Attorney dated December 8, 1999.

                          EXHIBIT LIST

EXHIBIT           DESCRIPTION


 1(i)             Articles Supplementary to Articles of Incorporation

 4(j)             Form of Investment Management Agreement

 7(i)             Form of Amendment to Custodian Contract (Balanced Fund)

 9(c)             Opinion of Counsel

10(a)             Power of Attorney

12(e)             Investment Letter of initial investor in the Balanced Fund














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